AST ADVANCED STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 91.6%
Affiliated Mutual Funds — 10.6%
Domestic Equity — 2.5%
AST Small-Cap Growth Portfolio*	1,109,336	$69,311,332
AST Small-Cap Value Portfolio*	2,075,287	69,480,622
		138,791,954
Fixed Income — 8.1%
AST PGIM Fixed Income Central Portfolio*	45,238,431	447,408,084

Total Affiliated Mutual Funds (cost $587,156,953)(wa)		586,200,038
Common Stocks — 48.9%
Aerospace & Defense — 0.8%
Airbus SE (France)	59,150	7,917,137
Austal Ltd. (Australia)	503,100	607,112
BAE Systems PLC (United Kingdom)	248,200	3,016,088
Boeing Co. (The)*	18,400	3,526,912
Howmet Aerospace, Inc.	56,189	2,598,741
L3Harris Technologies, Inc.	94,260	16,412,551
Leonardo SpA (Italy)	163,200	2,350,711
Safran SA (France)	45,276	7,095,167
		43,524,419
Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	107,900	4,378,100
DSV A/S (Denmark)	36,800	6,857,339
Mitsui-Soko Holdings Co. Ltd. (Japan)	42,800	1,231,830
NIPPON EXPRESS HOLDINGS, Inc. (Japan)	21,700	1,132,303
Sankyu, Inc. (Japan)	46,800	1,617,923
United Parcel Service, Inc. (Class B Stock)	38,721	6,035,442
		21,252,937
Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	68,800	2,105,759
Pirelli & C SpA (Italy), 144A	386,500	1,853,791
Yokohama Rubber Co. Ltd. (The) (Japan)	92,700	1,929,145
		5,888,695
Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	47,400	4,814,284
Ferrari NV (Italy)	18,193	5,376,759
Honda Motor Co. Ltd. (Japan)	400,200	4,502,129
Isuzu Motors Ltd. (Japan)	179,400	2,255,347
Mercedes-Benz Group AG (Germany)	60,400	4,203,645
Rivian Automotive, Inc. (Class A Stock)*(a)	91,193	2,214,166
Stellantis NV	110,700	2,121,107
Subaru Corp. (Japan)	83,300	1,619,725
Volkswagen AG (Germany)	18,200	2,390,165
		29,497,327
	Shares	Value

Common Stocks (continued)
Banks — 2.6%
ABN AMRO Bank NV (Netherlands), 144A, CVA	142,200	$2,009,649
ANZ Group Holdings Ltd. (Australia)	140,100	2,297,873
Banco Bilbao Vizcaya Argentaria SA (Spain)	417,600	3,379,607
Banco Santander SA (Spain)	537,800	2,047,979
Bank of America Corp.	698,967	19,137,716
Bank of Queensland Ltd. (Australia)	419,700	1,540,321
Barclays PLC (United Kingdom)	991,600	1,911,238
BAWAG Group AG (Austria), 144A*	38,700	1,768,823
BNP Paribas SA (France)	63,100	4,012,294
Credit Agricole SA (France)	170,800	2,099,954
Danske Bank A/S (Denmark)	158,440	3,676,758
DBS Group Holdings Ltd. (Singapore)	63,800	1,566,906
DNB Bank ASA (Norway)	93,300	1,874,563
Fifth Third Bancorp	368,607	9,336,815
Gunma Bank Ltd. (The) (Japan)	371,000	1,728,522
HDFC Bank Ltd. (India)	464,417	8,517,368
Huntington Bancshares, Inc.	792,080	8,237,632
ING Groep NV (Netherlands)	186,900	2,463,355
Jyske Bank A/S (Denmark)*	37,800	2,757,284
Keiyo Bank Ltd. (The) (Japan)	163,500	756,103
Lloyds Banking Group PLC (United Kingdom)	2,667,500	1,433,499
Mediobanca Banca di Credito Finanziario SpA (Italy)	192,200	2,533,984
Mitsubishi UFJ Financial Group, Inc. (Japan)	228,500	1,936,345
Mizuho Financial Group, Inc. (Japan)	137,900	2,341,260
NatWest Group PLC (United Kingdom)	594,400	1,700,315
Nishi-Nippon Financial Holdings, Inc. (Japan)	215,000	2,454,142
Nordea Bank Abp (Finland)	218,300	2,393,383
Resona Holdings, Inc. (Japan)	119,200	659,078
Societe Generale SA (France)	67,600	1,635,759
Sumitomo Mitsui Financial Group, Inc. (Japan)	49,000	2,407,176
Swedbank AB (Sweden) (Class A Stock)	122,000	2,242,531
Toronto-Dominion Bank (The) (Canada)	89,149	5,370,928
U.S. Bancorp	359,913	11,898,724
Wells Fargo & Co.	552,074	22,557,744
		142,685,628
Beverages — 0.5%
Coca-Cola Co. (The)	113,449	6,350,875
Coca-Cola Europacific Partners PLC (United Kingdom)	30,300	1,893,144
Coca-Cola HBC AG (Italy)*	107,500	2,939,456
Diageo PLC (United Kingdom)	180,768	6,664,577
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	27,200	6,752,275
Monster Beverage Corp.*	91,715	4,856,309
		29,456,636
A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology — 0.5%
AbbVie, Inc.	30,006	$4,472,694
Argenx SE (Netherlands), ADR*	2,560	1,258,573
CSL Ltd.	31,229	5,031,087
Legend Biotech Corp., ADR*	28,349	1,904,202
Regeneron Pharmaceuticals, Inc.*	2,009	1,653,327
Vertex Pharmaceuticals, Inc.*	33,307	11,582,176
		25,902,059
Broadline Retail — 1.6%
Alibaba Group Holding Ltd. (China)*	817,000	8,858,066
Amazon.com, Inc.*	407,899	51,852,121
Coupang, Inc. (South Korea)*	137,162	2,331,754
Dollarama, Inc. (Canada)	155,694	10,726,924
Harvey Norman Holdings Ltd. (Australia)(a)	846,200	2,096,665
Kohl’s Corp.(a)	164,334	3,444,441
MercadoLibre, Inc. (Brazil)*	5,093	6,457,313
		85,767,284
Building Products — 0.3%
AGC, Inc. (Japan)	47,400	1,661,248
Cie de Saint-Gobain SA (France)	52,600	3,148,131
Daikin Industries Ltd. (Japan)	21,100	3,307,883
Johnson Controls International PLC	54,821	2,917,025
Kingspan Group PLC (Ireland)	70,208	5,243,359
Xinyi Glass Holdings Ltd. (China)	281,000	362,090
		16,639,736
Capital Markets — 0.9%
3i Group PLC (United Kingdom)	132,600	3,337,629
B3 SA - Brasil Bolsa Balcao (Brazil)	1,220,900	2,980,263
Charles Schwab Corp. (The)	47,700	2,618,730
CME Group, Inc.	10,886	2,179,595
Deutsche Bank AG (Germany)	104,800	1,151,781
Investec PLC (United Kingdom)	263,400	1,538,481
Julius Baer Group Ltd. (Switzerland)	43,000	2,752,340
London Stock Exchange Group PLC (United Kingdom)	90,587	9,079,166
MSCI, Inc.	14,589	7,485,324
Nomura Holdings, Inc. (Japan)	427,100	1,710,292
Partners Group Holding AG (Switzerland)	3,821	4,289,437
Tradeweb Markets, Inc. (Class A Stock)	41,890	3,359,578
UBS Group AG (Switzerland)	322,000	7,931,566
		50,414,182
Chemicals — 1.1%
Air Products & Chemicals, Inc.	15,063	4,268,854
Arkema SA (France)	23,800	2,342,889
CF Industries Holdings, Inc.	115,785	9,927,406
Daicel Corp. (Japan)	256,100	2,142,492
Linde PLC	39,228	14,606,546
Lintec Corp. (Japan)	84,700	1,354,127
Mitsubishi Chemical Group Corp. (Japan)	143,700	905,320
Mitsubishi Gas Chemical Co., Inc. (Japan)	119,100	1,600,824
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Mitsui Chemicals, Inc. (Japan)	60,100	$1,557,076
RPM International, Inc.	59,364	5,628,301
Sherwin-Williams Co. (The)	13,674	3,487,554
Shin-Etsu Chemical Co. Ltd. (Japan)	252,300	7,328,217
Solvay SA (Belgium)	17,500	1,933,913
Teijin Ltd. (Japan)	114,900	1,116,488
Toagosei Co. Ltd. (Japan)	133,600	1,199,822
Tokuyama Corp. (Japan)	78,600	1,234,525
TPC Group, Inc.*^	12,402	310,050
UBE Corp. (Japan)	60,500	1,019,385
Yara International ASA (Brazil)	39,900	1,506,610
		63,470,399
Commercial Services & Supplies — 0.3%
Loomis AB (Sweden)	68,300	1,838,147
Mitie Group PLC (United Kingdom)	782,100	975,782
Rentokil Initial PLC (United Kingdom)	1,117,820	8,299,381
Securitas AB (Sweden) (Class B Stock)	210,100	1,661,287
Societe BIC SA (France)	29,900	1,971,346
		14,745,943
Communications Equipment — 0.1%
Arista Networks, Inc.*	8,748	1,609,020
Nokia OYJ (Finland)	496,200	1,865,749
		3,474,769
Construction & Engineering — 0.4%
Bouygues SA (France)	96,900	3,388,070
Hazama Ando Corp. (Japan)(a)	298,500	2,328,188
Kandenko Co. Ltd. (Japan)	183,500	1,689,654
MIRAIT ONE Corp. (Japan)	84,800	1,114,758
NRW Holdings Ltd. (Australia)	760,000	1,315,806
Skanska AB (Sweden) (Class B Stock)	109,100	1,791,482
Vinci SA (France)	79,290	8,771,936
		20,399,894
Construction Materials — 0.3%
Buzzi SpA (Italy)	70,500	1,926,567
China Resources Cement Holdings Ltd. (China)	1,812,000	463,198
Heidelberg Materials AG (Germany)	27,000	2,091,161
Holcim AG*	55,100	3,526,891
Martin Marietta Materials, Inc.	3,950	1,621,396
Vulcan Materials Co.	40,947	8,272,113
Wienerberger AG (Austria)	50,900	1,288,297
		19,189,623
Consumer Finance — 0.0%
Credit Saison Co. Ltd. (Japan)	100,600	1,595,087
Consumer Staples Distribution & Retail — 0.7%
Carrefour SA (France)	88,000	1,511,410
J Sainsbury PLC (United Kingdom)	586,800	1,807,067
Koninklijke Ahold Delhaize NV (Netherlands)	162,700	4,903,727
Marks & Spencer Group PLC (United Kingdom)*	945,700	2,720,041
Metcash Ltd. (Australia)	744,200	1,801,678

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Sonae SGPS SA (Portugal)	1,442,300	$1,400,788
Tesco PLC (United Kingdom)	912,600	2,935,365
Valor Holdings Co. Ltd. (Japan)	38,700	565,913
Walmart, Inc.	133,729	21,387,279
		39,033,268
Containers & Packaging — 0.2%
International Paper Co.	227,946	8,085,245
Metsa Board OYJ (Finland) (Class B Stock)	130,500	1,047,574
Rengo Co. Ltd. (Japan)	195,300	1,339,337
Verallia SA (France), 144A	37,800	1,486,833
		11,958,989
Diversified REITs — 0.1%
American Assets Trust, Inc.(a)	40,390	785,586
Stockland (Australia)	686,200	1,717,401
WP Carey, Inc.(a)	32,053	1,733,426
		4,236,413
Diversified Telecommunication Services — 0.3%
BT Group PLC (United Kingdom)	1,222,300	1,735,742
Deutsche Telekom AG (Germany)	12,600	264,308
Nippon Telegraph & Telephone Corp. (Japan)	1,862,500	2,204,521
Orange SA (France)	268,500	3,079,767
Telefonica SA (Spain)	431,500	1,762,825
United Internet AG (Germany)	59,100	1,263,249
Verizon Communications, Inc.	253,971	8,231,200
		18,541,612
Electric Utilities — 0.5%
Endesa SA (Spain)	96,200	1,957,809
NextEra Energy, Inc.	46,100	2,641,069
Southern Co. (The)	398,011	25,759,272
		30,358,150
Electrical Equipment — 0.5%
AMETEK, Inc.	37,574	5,551,934
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	224,300	6,271,185
Eaton Corp. PLC	29,362	6,262,327
Rockwell Automation, Inc.	10,895	3,114,554
Schneider Electric SE	40,141	6,614,923
Signify NV, 144A	77,700	2,084,904
		29,899,827
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	118,514	9,953,991
Citizen Watch Co. Ltd. (Japan)(a)	247,200	1,520,590
Daiwabo Holdings Co. Ltd. (Japan)	113,900	2,183,775
Halma PLC (United Kingdom)	164,257	3,870,015
Hexagon AB (Sweden) (Class B Stock)	58,679	499,402
Keyence Corp. (Japan)	20,700	7,655,396
Kingboard Holdings Ltd. (China)	629,000	1,408,854
Macnica Holdings, Inc. (Japan)	46,800	2,197,170
Samsung SDI Co. Ltd. (South Korea)	11,068	4,182,737
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Tongda Group Holdings Ltd. (Hong Kong)*	12,390,000	$116,674
		33,588,604
Energy Equipment & Services — 0.2%
Baker Hughes Co.	162,454	5,737,875
Schlumberger NV	44,500	2,594,350
		8,332,225
Entertainment — 0.3%
Netflix, Inc.*	12,713	4,800,429
Spotify Technology SA*	36,115	5,584,823
Take-Two Interactive Software, Inc.*	15,395	2,161,304
Walt Disney Co. (The)*	33,400	2,707,070
		15,253,626
Financial Services — 2.1%
Affirm Holdings, Inc.*(a)	45,209	961,596
Equitable Holdings, Inc.	393,728	11,177,938
Fiserv, Inc.*	270,931	30,604,366
FORESEA Holding SA (Luxembourg) (Class B Stock)*^	12,526	325,676
FORESEA Holding SA (Luxembourg) (Class B Stock), 144A*^	23	598
FORESEA Holding SA (Luxembourg) (Class C Stock)*^	1,391	36,166
FORESEA Holding SA (Luxembourg) (Class C Stock), 144A*^	210	5,460
Fuyo General Lease Co. Ltd. (Japan)	27,400	2,205,129
Global Payments, Inc.	45,721	5,275,746
Mastercard, Inc. (Class A Stock)	80,610	31,914,305
Mitsubishi HC Capital, Inc. (Japan)	389,000	2,591,937
ORIX Corp. (Japan)	105,400	1,968,071
Paragon Banking Group PLC (United Kingdom)	309,600	1,849,700
Visa, Inc. (Class A Stock)(a)	108,979	25,066,260
		113,982,948
Food Products — 0.5%
Conagra Brands, Inc.	505,830	13,869,858
Elders Ltd. (Australia)	173,100	640,261
Leroy Seafood Group ASA (Norway)	152,100	635,045
Nissui Corp. (Japan)	306,600	1,500,763
Origin Enterprises PLC (Ireland)	206,800	712,077
Orkla ASA (Norway)	242,000	1,807,483
Premier Foods PLC (United Kingdom)	672,846	983,868
Prima Meat Packers Ltd. (Japan)	24,900	408,460
Suedzucker AG (Germany)	13,800	205,164
Tyson Foods, Inc. (Class A Stock)	124,697	6,295,951
WH Group Ltd. (Hong Kong), 144A	4,822,000	2,523,922
		29,582,852
Gas Utilities — 0.0%
Rubis SCA (France)	57,700	1,292,280
Ground Transportation — 0.7%
Canadian Pacific Kansas City Ltd. (Canada)(a)	199,476	14,843,009

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Ground Transportation (cont’d.)
Firstgroup PLC (United Kingdom)	233,200	$428,771
Norfolk Southern Corp.	42,100	8,290,753
Seino Holdings Co. Ltd. (Japan)	146,500	2,052,945
Uber Technologies, Inc.*	48,871	2,247,577
Union Pacific Corp.	54,900	11,179,287
		39,042,342
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	292,991	11,057,480
Becton, Dickinson & Co.(a)	111,064	28,713,376
Boston Scientific Corp.*	173,412	9,156,154
Hoya Corp. (Japan)	70,100	7,179,466
Insulet Corp.*	2,653	423,127
Intuitive Surgical, Inc.*	32,229	9,420,214
Medtronic PLC	187,033	14,655,906
Penumbra, Inc.*	6,095	1,474,441
STERIS PLC	8,934	1,960,298
Straumann Holding AG (Switzerland)	42,881	5,457,849
Stryker Corp.	32,333	8,835,639
Zimmer Biomet Holdings, Inc.	95,473	10,713,980
		109,047,930
Health Care Providers & Services — 1.6%
Cigna Group (The)	94,612	27,065,655
CVS Health Corp.	155,761	10,875,233
Elevance Health, Inc.	45,740	19,916,110
Fresenius SE & Co. KGaA (Germany)	43,200	1,341,802
Humana, Inc.	17,815	8,667,354
UnitedHealth Group, Inc.	38,631	19,477,364
		87,343,518
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	106,998	1,964,483
Ventas, Inc.(a)	44,212	1,862,652
		3,827,135
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	6,875	1,398,719
Hotel & Resort REITs — 0.2%
DiamondRock Hospitality Co.(a)	86,402	693,808
Host Hotels & Resorts, Inc.(a)	107,165	1,722,141
Park Hotels & Resorts, Inc.	97,809	1,205,007
RLJ Lodging Trust	219,090	2,144,891
Ryman Hospitality Properties, Inc.	23,777	1,980,149
Sunstone Hotel Investors, Inc.(a)	114,849	1,073,838
		8,819,834
Hotels, Restaurants & Leisure — 0.9%
Amadeus IT Group SA (Spain)	132,721	8,016,707
Betsson AB (Sweden) (Class B Stock)*	207,400	2,279,300
Booking Holdings, Inc.*	2,211	6,818,613
Chipotle Mexican Grill, Inc.*	2,645	4,845,190
Compass Group PLC (United Kingdom)	364,590	8,874,702
Dalata Hotel Group PLC (Ireland)	230,800	978,743
Evolution AB (Sweden), 144A	56,377	5,688,962
Hilton Worldwide Holdings, Inc.	36,152	5,429,307
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Las Vegas Sands Corp.	124,662	$5,714,506
Marriott International, Inc. (Class A Stock)	3,669	721,179
		49,367,209
Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	231,000	1,238,537
Bellway PLC (United Kingdom)	55,100	1,530,791
Redrow PLC (United Kingdom)	193,000	1,161,275
Taylor Wimpey PLC (United Kingdom)	1,112,300	1,586,340
Vistry Group PLC (United Kingdom)	97,500	1,078,555
		6,595,498
Household Products — 0.4%
Colgate-Palmolive Co.	157,296	11,185,319
Kimberly-Clark Corp.	74,253	8,973,475
		20,158,794
Industrial Conglomerates — 0.6%
3M Co.	30,200	2,827,324
CK Hutchison Holdings Ltd. (United Kingdom)	302,500	1,606,000
General Electric Co.	115,514	12,770,072
Jardine Cycle & Carriage Ltd. (Singapore)	116,800	2,723,098
Siemens AG (Germany)	102,148	14,597,843
		34,524,337
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	55,186	1,678,206
First Industrial Realty Trust, Inc.	62,006	2,950,866
Prologis, Inc.	113,938	12,784,983
Rexford Industrial Realty, Inc.(a)	37,990	1,874,806
Terreno Realty Corp.(a)	19,510	1,108,168
		20,397,029
Insurance — 2.1%
Aegon NV (Netherlands)	412,700	1,989,096
Ageas SA/NV (Belgium)	45,100	1,857,508
AIA Group Ltd. (Hong Kong)	626,400	5,065,789
Allianz SE (Germany)	8,400	1,999,000
American International Group, Inc.	307,296	18,622,138
Aon PLC (Class A Stock)	10,146	3,289,536
Arthur J. Gallagher & Co.	13,236	3,016,882
ASR Nederland NV (Netherlands)	48,300	1,807,248
Aviva PLC (United Kingdom)	377,872	1,788,528
AXA SA (France)	64,900	1,925,510
Baloise Holding AG (Switzerland)	15,600	2,258,511
Chubb Ltd.	118,497	24,668,705
Dai-ichi Life Holdings, Inc. (Japan)	68,600	1,416,200
Hartford Financial Services Group, Inc. (The)	199,242	14,128,250
Helvetia Holding AG (Switzerland)	13,800	1,927,702
Intact Financial Corp. (Canada)	54,214	7,903,888
Legal & General Group PLC (United Kingdom)	659,800	1,780,362

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Mapfre SA (Spain)	962,300	$1,958,164
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,000	1,947,264
NN Group NV (Netherlands)	38,700	1,240,652
Swiss Life Holding AG (Switzerland)	5,300	3,297,547
Unipol Gruppo SpA (Italy)	336,900	1,818,361
UnipolSai Assicurazioni SpA (Italy)	759,000	1,828,775
Zurich Insurance Group AG (Switzerland)	13,920	6,369,175
		113,904,791
Interactive Media & Services — 1.8%
Alphabet, Inc. (Class A Stock)*	450,115	58,902,049
Alphabet, Inc. (Class C Stock)*	30,976	4,084,186
Meta Platforms, Inc. (Class A Stock)*	113,943	34,206,828
Snap, Inc. (Class A Stock)*(a)	98,730	879,684
		98,072,747
IT Services — 0.5%
Accenture PLC (Class A Stock)	20,518	6,301,283
BIPROGY, Inc. (Japan)	77,800	1,942,726
Computacenter PLC (United Kingdom)	39,700	1,222,441
DTS Corp. (Japan)	38,800	827,741
Gartner, Inc.*	9,171	3,151,247
Globant SA*(a)	11,743	2,323,353
Infosys Ltd. (India)	326,011	5,602,602
MongoDB, Inc.*	2,815	973,596
NS Solutions Corp. (Japan)	42,200	1,199,945
Sopra Steria Group SACA (France)	9,300	1,919,881
		25,464,815
Leisure Products — 0.0%
Peloton Interactive, Inc. (Class A Stock)*(a)	168,652	851,693
Life Sciences Tools & Services — 0.4%
ICON PLC*	37,386	9,206,303
Lonza Group AG (Switzerland)	8,275	3,827,577
Sartorius Stedim Biotech (France)	11,783	2,803,217
Thermo Fisher Scientific, Inc.	10,890	5,512,191
		21,349,288
Machinery — 1.2%
Atlas Copco AB (Sweden) (Class A Stock)	489,782	6,578,105
Bucher Industries AG (Switzerland)	4,600	1,754,774
Cargotec OYJ (Finland) (Class B Stock)	26,100	1,091,113
Caterpillar, Inc.	4,508	1,230,684
CNH Industrial NV (United Kingdom)	128,600	1,561,158
Cummins, Inc.	49,031	11,201,622
Daimler Truck Holding AG (Germany)	64,900	2,247,114
Fuji Corp. (Japan)	107,300	1,664,610
Hong Leong Asia Ltd. (Singapore)	377,000	176,248
Indutrade AB (Sweden)	102,839	1,899,319
Ingersoll Rand, Inc.	86,966	5,541,474
Komatsu Ltd. (Japan)	59,700	1,610,177
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Konecranes OYJ (Finland)	39,600	$1,312,711
SKF AB (Sweden) (Class B Stock)	103,400	1,716,600
Spirax-Sarco Engineering PLC (United Kingdom)	32,932	3,811,987
Stanley Black & Decker, Inc.	146,228	12,221,736
Sumitomo Heavy Industries Ltd. (Japan)	78,900	1,997,996
Tsubakimoto Chain Co. (Japan)	74,400	1,925,326
Valmet OYJ (Finland)(a)	31,700	723,729
Vesuvius PLC (United Kingdom)	152,000	802,959
Volvo AB (Sweden) (Class B Stock)	147,800	3,044,331
		64,113,773
Marine Transportation — 0.0%
D/S Norden A/S (Denmark)	30,500	1,693,976
DFDS A/S (Denmark)	28,000	923,031
		2,617,007
Media — 0.4%
News Corp. (Class A Stock)	745,547	14,955,673
Nippon Television Holdings, Inc. (Japan)	193,400	1,955,498
Reach PLC (United Kingdom)	132,014	137,223
SKY Perfect JSAT Holdings, Inc. (Japan)	426,900	1,996,219
Trade Desk, Inc. (The) (Class A Stock)*	8,105	633,406
		19,678,019
Metals & Mining — 0.3%
Anglo American PLC (South Africa)	58,600	1,609,133
Aurubis AG (Germany)	22,500	1,660,136
Bekaert SA (Belgium)	50,600	2,265,310
BHP Group Ltd. (Australia)	21,190	595,245
Boliden AB (Sweden)	45,000	1,291,357
Fortescue Metals Group Ltd. (Australia)	110,300	1,466,223
Perenti Ltd. (Australia)*	963,600	666,204
Perseus Mining Ltd. (Australia)	910,500	950,691
Rio Tinto Ltd. (Australia)	54,250	3,912,938
		14,417,237
Multi-Utilities — 0.5%
A2A SpA (Italy)	1,105,000	1,963,916
Ameren Corp.	97,260	7,277,966
Dominion Energy, Inc.	225,662	10,080,321
Engie SA (France)	95,900	1,470,739
Sempra	133,372	9,073,297
		29,866,239
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	22,286	2,230,829
Boston Properties, Inc.(a)	14,669	872,512
COPT Defense Properties(a)	16,258	387,428
Kilroy Realty Corp.	30,708	970,680
		4,461,449
Oil, Gas & Consumable Fuels — 2.4%
Beach Energy Ltd. (Australia)	1,780,300	1,857,996

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chesapeake Energy Corp.(a)	7,084	$610,853
ConocoPhillips	55,540	6,653,692
Eni SpA (Italy)	162,700	2,613,582
EOG Resources, Inc.	50,100	6,350,676
EQT Corp.(a)	183,654	7,452,679
Equinor ASA (Norway)(a)	232,040	7,604,427
Exxon Mobil Corp.	130,312	15,322,085
Hess Corp.	25,155	3,848,715
New Hope Corp. Ltd. (Australia)	559,400	2,269,716
OMV AG (Austria)	43,400	2,072,983
Reliance Industries Ltd. (India)	391,534	11,023,512
Repsol SA (Spain)	253,600	4,171,470
Shell PLC (Netherlands)	326,500	10,348,163
Suncor Energy, Inc. (Canada)	271,322	9,328,050
TC Energy Corp. (Canada)(a)	108,517	3,734,070
TotalEnergies SE (France)	140,100	9,211,485
TotalEnergies SE (France), ADR(a)	368,944	24,261,758
Williams Cos., Inc. (The)	149,000	5,019,810
		133,755,722
Paper & Forest Products — 0.0%
Lee & Man Paper Manufacturing Ltd. (China)	1,184,000	345,221
Passenger Airlines — 0.1%
Air New Zealand Ltd. (New Zealand)	3,582,500	1,568,009
International Consolidated Airlines Group SA (United Kingdom)*	396,900	712,670
Qantas Airways Ltd. (Australia)*	187,600	621,047
Southwest Airlines Co.(a)	186,886	5,059,004
		7,960,730
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	17,132	2,476,431
Kenvue, Inc.	437,837	8,791,767
L’Oreal SA (France)	19,603	8,123,720
		19,391,918
Pharmaceuticals — 2.8%
AstraZeneca PLC (United Kingdom)	96,783	13,054,527
Bayer AG (Germany)	48,400	2,324,382
Bristol-Myers Squibb Co.	106,371	6,173,773
Daiichi Sankyo Co. Ltd. (Japan)	125,200	3,427,641
Elanco Animal Health, Inc.*	441,142	4,958,436
Eli Lilly & Co.	37,308	20,039,246
GSK PLC	473,840	8,573,564
Ipsen SA (France)	19,500	2,554,927
Johnson & Johnson	138,123	21,512,657
Merck & Co., Inc.	81,224	8,362,011
Novartis AG (Switzerland)	152,700	15,595,044
Novo Nordisk A/S (Denmark), ADR	6,688	608,207
Novo Nordisk A/S (Denmark) (Class B Stock)	151,302	13,776,238
Ono Pharmaceutical Co. Ltd. (Japan)	84,400	1,618,656
Pfizer, Inc.	367,039	12,174,684
Roche Holding AG	13,200	3,603,615
Sanofi	66,500	7,140,455
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Sawai Group Holdings Co. Ltd. (Japan)	25,500	$779,804
Shionogi & Co. Ltd. (Japan)	41,100	1,833,243
Teva Pharmaceutical Industries Ltd. (Israel)*	202,000	2,060,074
Towa Pharmaceutical Co. Ltd. (Japan)	39,300	746,208
Zoetis, Inc.	23,019	4,004,845
		154,922,237
Professional Services — 0.3%
Experian PLC	192,264	6,288,488
Paylocity Holding Corp.*	13,146	2,388,628
Verisk Analytics, Inc.	37,911	8,956,095
		17,633,211
Real Estate Management & Development — 0.2%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,019,003
CoStar Group, Inc.*	69,529	5,346,085
Daiwa House Industry Co. Ltd. (Japan)	70,000	1,878,758
Howard Hughes Holdings, Inc.*	15,724	1,165,620
Nexity SA (France)	29,500	434,908
Nomura Real Estate Holdings, Inc. (Japan)	47,500	1,192,514
		11,036,888
Residential REITs — 0.8%
American Homes 4 Rent (Class A Stock)	107,030	3,605,841
Apartment Income REIT Corp.	35,923	1,102,836
AvalonBay Communities, Inc.	121,369	20,843,912
Camden Property Trust	23,134	2,188,014
Equity LifeStyle Properties, Inc.(a)	52,456	3,341,972
Equity Residential	60,590	3,557,239
Essex Property Trust, Inc.	5,182	1,099,050
Invitation Homes, Inc.	157,679	4,996,847
Mid-America Apartment Communities, Inc.	2,939	378,102
Sun Communities, Inc.	23,487	2,779,452
UDR, Inc.	44,617	1,591,488
		45,484,753
Retail REITs — 0.3%
AEON REIT Investment Corp. (Japan)	1,200	1,175,837
Brixmor Property Group, Inc.	26,816	557,236
InvenTrust Properties Corp.(a)	30,162	718,157
Kimco Realty Corp.	46,657	820,697
Realty Income Corp.	61,548	3,073,707
Regency Centers Corp.	13,505	802,737
Retail Opportunity Investments Corp.	72,328	895,421
Simon Property Group, Inc.(a)	56,828	6,139,129
SITE Centers Corp.	76,977	949,126
		15,132,047
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.*	26,822	2,757,838
Applied Materials, Inc.	40,765	5,643,914
ASML Holding NV (Netherlands) (XAMS)	19,814	11,665,500

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands) (XNGS)	19,179	$11,289,910
BE Semiconductor Industries NV (Netherlands)	46,981	4,595,045
Infineon Technologies AG (Germany)	290,311	9,615,318
KLA Corp.	5,681	2,605,648
Lam Research Corp.	6,265	3,926,714
Marvell Technology, Inc.	33,765	1,827,699
NVIDIA Corp.	114,692	49,889,873
QUALCOMM, Inc.	209,878	23,309,051
Siltronic AG (Germany)	7,550	642,715
STMicroelectronics NV (Singapore)	27,400	1,181,572
SUMCO Corp. (Japan)	123,300	1,604,500
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	817,000	13,322,202
Texas Instruments, Inc.	22,506	3,578,679
Tokyo Seimitsu Co. Ltd. (Japan)	41,900	2,094,885
UMS Holdings Ltd. (Singapore)	926,000	877,952
		150,429,015
Software — 3.6%
Adobe, Inc.*	13,787	7,029,991
Atlassian Corp. (Class A Stock)*	18,585	3,745,063
Aurora Innovation, Inc.*(a)	175,013	411,281
Autodesk, Inc.*	4,693	971,029
Cadence Design Systems, Inc.*	59,456	13,930,541
Dassault Systemes SE (France)	172,313	6,400,122
Datadog, Inc. (Class A Stock)*	4,078	371,465
Dynatrace, Inc.*	69,447	3,245,258
Intuit, Inc.	42,572	21,751,738
Microsoft Corp.	370,268	116,912,121
Salesforce, Inc.*	11,262	2,283,708
ServiceNow, Inc.*	22,551	12,605,107
Synopsys, Inc.*	14,553	6,679,391
		196,336,815
Specialized REITs — 0.9%
American Tower Corp.	12,435	2,044,936
Crown Castle, Inc.	13,405	1,233,662
CubeSmart	30,788	1,173,946
Digital Realty Trust, Inc.	43,251	5,234,236
Equinix, Inc.(a)	13,584	9,865,516
Extra Space Storage, Inc.(a)	12,957	1,575,312
Gaming & Leisure Properties, Inc.	54,069	2,462,843
National Storage Affiliates Trust(a)	20,494	650,480
Public Storage	22,753	5,995,870
SBA Communications Corp.(a)	10,369	2,075,563
VICI Properties, Inc.	168,207	4,894,824
Weyerhaeuser Co.	467,931	14,346,764
		51,553,952
Specialty Retail — 0.5%
Best Buy Co., Inc.	69,401	4,821,287
DCM Holdings Co. Ltd. (Japan)	222,400	1,806,555
EDION Corp. (Japan)(a)	185,400	1,833,855
IDOM, Inc. (Japan)	204,800	998,736
Industria de Diseno Textil SA (Spain)	81,770	3,042,830
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
JB Hi-Fi Ltd. (Australia)	61,400	$1,783,397
Kingfisher PLC (United Kingdom)	733,200	1,990,356
K’s Holdings Corp. (Japan)	114,600	1,051,611
O’Reilly Automotive, Inc.*	3,775	3,430,947
Pets at Home Group PLC (United Kingdom)	62,600	254,412
Ross Stores, Inc.	62,897	7,104,216
Super Retail Group Ltd. (Australia)	272,600	2,083,075
		30,201,277
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	347,079	59,423,395
Brother Industries Ltd. (Japan)	116,600	1,878,198
Canon, Inc. (Japan)	67,500	1,625,983
Samsung Electronics Co. Ltd. (South Korea), GDR	7,768	9,768,364
Western Digital Corp.*	367,409	16,764,873
		89,460,813
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.*	25,556	9,854,649
LVMH Moet Hennessy Louis Vuitton SE (France)	19,786	14,935,080
Moncler SpA (Italy)	78,041	4,522,868
Pandora A/S (Denmark)	17,400	1,795,529
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,055,500	1,208,169
		32,316,295
Tobacco — 0.5%
British American Tobacco PLC (United Kingdom)	71,000	2,229,308
Imperial Brands PLC (United Kingdom)	129,900	2,635,206
Philip Morris International, Inc.	250,850	23,223,693
		28,088,207
Trading Companies & Distributors — 0.4%
Ashtead Group PLC (United Kingdom)	105,412	6,392,461
ITOCHU Corp. (Japan)	51,700	1,867,091
Kanamoto Co. Ltd. (Japan)	92,800	1,629,758
Marubeni Corp. (Japan)	142,400	2,219,766
Mitsui & Co. Ltd. (Japan)	92,800	3,365,851
Rexel SA (France)	124,900	2,798,506
Sojitz Corp. (Japan)	84,800	1,857,596
Sumitomo Corp. (Japan)	54,600	1,089,703
		21,220,732
Transportation Infrastructure — 0.0%
Kamigumi Co. Ltd. (Japan)	81,700	1,682,529
Wireless Telecommunication Services — 0.1%
Airtel Africa PLC (Nigeria), 144A	615,697	941,212
KDDI Corp. (Japan)	67,900	2,078,452
T-Mobile US, Inc.*	32,260	4,518,013
		7,537,677

Total Common Stocks (cost $2,541,106,197)		2,699,774,854

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Preferred Stocks — 0.0%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	16,700	$821,464
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	15,000	348,000
Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	42,900	1,282,857

Total Preferred Stocks (cost $2,911,995)		2,452,321
Unaffiliated Exchange-Traded Funds — 3.3%
Energy Select Sector SPDR Fund(a)	62,569	5,655,612
iShares 0-5 Year TIPS Bond ETF	66,278	6,423,664
iShares 1-3 Year Treasury Bond ETF	381	30,850
iShares Core S&P Mid-Cap ETF(a)	8,045	2,006,021
iShares Core U.S. Aggregate Bond ETF(a)	631,102	59,348,832
iShares Floating Rate Bond ETF	368	18,727
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	166,960	17,033,259
iShares MBS ETF(a)	27,310	2,425,128
iShares Russell 1000 Growth ETF(a)	81,106	21,573,385
iShares Russell 1000 Value ETF	136,577	20,735,120
iShares S&P Small-Cap 600 Value ETF(a)	36,706	3,274,909
iShares TIPS Bond ETF(a)	89,840	9,318,205
Vanguard Real Estate ETF(a)	204,996	15,509,997
Vanguard Total International Bond ETF(a)	378,782	18,117,143

Total Unaffiliated Exchange-Traded Funds (cost $182,104,778)		181,470,852

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.8%
Automobiles — 0.0%
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,700	2,640,833
Collateralized Loan Obligations — 2.6%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.338%(c)	10/20/34	4,000	3,982,400
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.670%(c)	10/17/32	3,000	2,977,500
Barings CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.688%(c)	01/20/34	4,700	4,693,812
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.740%(c)	10/15/34		4,525	$4,493,325
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.761%(c)	08/20/32		7,500	7,432,500
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.670%(c)	04/15/32		6,750	6,669,217
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month SOFR + 1.602% (Cap N/A, Floor 0.000%)
6.928%(c)	07/20/32		2,430	2,426,841
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)
6.708%(c)	01/25/33		7,000	6,983,259
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.768%(c)	07/20/34		2,750	2,729,252
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.628%(c)	04/20/31		2,500	2,488,938
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.710%(c)	07/15/34		3,000	2,978,657
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.778%(c)	07/20/34		8,750	8,666,488
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.674%(c)	08/26/32	EUR	4,750	4,938,426
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.850%(c)	07/15/29		281	279,524
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.757%(c)	01/22/31		1,964	1,960,127
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.896%(c)	04/15/33		2,750	2,724,197
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.643%(c)	04/25/31		4,422	4,404,190

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34		4,375	$4,304,453
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.738%(c)	07/20/31		1,200	1,196,400
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.561%(c)	10/12/30		1,907	1,894,477
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.320%(c)	10/15/34		5,250	5,149,200
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.857%(c)	10/22/30		2,613	2,604,539
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.650%(c)	04/17/31		8,868	8,810,097
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
6.638%(c)	04/20/31		2,916	2,904,461
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.338%(c)	10/20/34		4,100	4,048,340
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)
6.908%(c)	10/20/32		9,750	9,740,314
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.525%(c)	02/20/30	EUR	4,966	5,167,170
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.793%(c)	07/25/34		2,000	1,974,370
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.748%(c)	07/20/34		3,250	3,215,042
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.798%(c)	10/20/34		4,000	3,955,116
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.583%(c)	04/25/31		2,862	2,855,089
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.650%(c)	10/17/32	4,500	$4,478,313
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.708%(c)	07/20/32	4,025	3,985,993
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.720%(c)	01/17/31	3,647	3,627,302
			140,739,329
Home Equity Loans — 0.4%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP01, Class M1, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
6.214%(c)	04/25/34	523	481,433
Series 2005-WF01, Class M3, 1 Month SOFR + 0.804% (Cap N/A, Floor 0.690%)
6.124%(c)	05/25/35	51	51,254
Asset-Backed Funding Certificates Trust,
Series 2004-OPT05, Class A1, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.134%(c)	06/25/34	32	30,759
Series 2005-WF01, Class M2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.034%(c)	10/25/34	20	20,449
Series 2006-OPT02, Class A2, 1 Month SOFR + 0.254% (Cap N/A, Floor 0.140%)
5.574%(c)	10/25/36	1,690	1,522,379
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2005-HE04, Class M7, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.279%(c)	05/25/35	1,424	1,278,562
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month SOFR + 0.404% (Cap N/A, Floor 0.290%)
5.724%(c)	09/25/36	347	327,580
Series 2007-AHL01, Class A2C, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)
5.854%(c)	12/25/36	2,430	2,355,059
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month SOFR + 0.804% (Cap N/A, Floor 0.690%)
6.124%(c)	10/25/35	400	340,666
First NLC Trust,
Series 2007-01, Class A1, 144A, 1 Month SOFR + 0.184% (Cap N/A, Floor 0.070%)
5.504%(c)	08/25/37	693	341,668
Home Equity Asset Trust,
Series 2004-03, Class M1, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)
6.289%(c)	08/25/34	93	90,077
Series 2005-02, Class M6, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
6.634%(c)	07/25/35	1,800	1,710,804

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2005-08, Class M2, 1 Month SOFR + 0.789% (Cap N/A, Floor 0.675%)
6.109%(c)	02/25/36	586	$557,979
Series 2005-09, Class M1, 1 Month SOFR + 0.729% (Cap N/A, Floor 0.615%)
6.049%(c)	04/25/36	619	606,277
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC03, Class A3, 1 Month SOFR + 0.334% (Cap N/A, Floor 0.220%)
5.654%(c)	08/25/36	42	28,913
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month SOFR + 0.774% (Cap N/A, Floor 0.660%)
6.094%(c)	01/25/35	465	443,130
Series 2007-HE05, Class A2C, 1 Month SOFR + 0.364% (Cap N/A, Floor 0.250%)
5.684%(c)	03/25/37	3,081	1,294,521
Series 2007-HE06, Class A1, 1 Month SOFR + 0.174% (Cap N/A, Floor 0.060%)
5.494%(c)	05/25/37	13	10,836
New Century Home Equity Loan Trust,
Series 2004-04, Class M1, 1 Month SOFR + 0.879% (Cap 12.500%, Floor 0.765%)
6.199%(c)	02/25/35	438	404,641
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-FM01, Class 2A4, 1 Month SOFR + 0.774% (Cap N/A, Floor 0.660%)
6.094%(c)	11/25/35	3,000	2,821,390
Series 2006-WF01, Class M2, 1 Month SOFR + 0.549% (Cap N/A, Floor 0.435%)
5.869%(c)	03/25/36	278	271,771
NovaStar Mortgage Funding Trust,
Series 2005-03, Class M2, 1 Month SOFR + 0.819% (Cap 11.000%, Floor 0.705%)
6.139%(c)	01/25/36	88	86,763
Option One Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)
6.289%(c)	11/25/34	419	410,284
Series 2006-01, Class M1, 1 Month SOFR + 0.654% (Cap N/A, Floor 0.540%)
5.974%(c)	01/25/36	1,800	1,607,994
Renaissance Home Equity Loan Trust,
Series 2007-03, Class AF3
7.238%	09/25/37	494	205,820
Residential Asset Securities Trust,
Series 2005-KS10, Class M2, 1 Month SOFR + 0.774% (Cap 14.000%, Floor 0.660%)
6.094%(c)	11/25/35	109	108,027
Series 2006-KS03, Class M1, 1 Month SOFR + 0.444% (Cap 14.000%, Floor 0.330%)
5.929%(c)	04/25/36	126	123,185
Series 2006-KS07, Class M1, 1 Month SOFR + 0.394% (Cap 14.000%, Floor 0.280%)
5.714%(c)	09/25/36	1,754	1,697,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Soundview Home Loan Trust,
Series 2007-OPT01, Class 2A3, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
5.644%(c)	06/25/37	2,708	$1,771,262
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.374%(c)	11/25/33	34	29,506
			21,030,205
Residential Mortgage-Backed Securities — 0.8%
Carrington Mortgage Loan Trust,
Series 2006-FRE01, Class A4, 1 Month SOFR + 0.364% (Cap N/A, Floor 0.250%)
5.684%(c)	04/25/36	2,460	2,051,280
C-BASS Trust,
Series 2006-CB09, Class A1, 1 Month SOFR + 0.234% (Cap N/A, Floor 0.120%)
5.554%(c)	11/25/36	14	6,254
Citigroup Mortgage Loan Trust,
Series 2007-WFH02, Class M2, 1 Month SOFR + 0.789% (Cap N/A, Floor 0.675%)
6.109%(c)	03/25/37	6,481	6,308,691
Countrywide Asset-Backed Certificates,
Series 2007-12, Class 1A1, 1 Month SOFR + 0.854% (Cap N/A, Floor 0.740%)
6.174%(c)	08/25/47	734	692,222
Countrywide Asset-Backed Certificates Trust,
Series 2005-17, Class MV1, 1 Month SOFR + 0.804% (Cap N/A, Floor 0.690%)
6.124%(c)	05/25/36	536	525,378
Series 2006-11, Class 3AV3, 1 Month SOFR + 0.634% (Cap N/A, Floor 0.520%)
5.954%(c)	09/25/46	1,100	1,004,287
Series 2006-26, Class 1A, 1 Month SOFR + 0.254% (Cap N/A, Floor 0.140%)
5.574%(c)	06/25/37	1,434	1,304,010
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month SOFR + 0.234% (Cap N/A, Floor 0.120%)
5.554%(c)	07/25/37	26	16,257
CSAB Mortgage-Backed Trust,
Series 2006-04, Class A6A
6.184%	12/25/36	32	5,900
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
6.534%(c)	05/25/37	94	89,209
Fieldstone Mortgage Investment Trust,
Series 2006-01, Class A2, 1 Month SOFR + 0.494% (Cap 12.250%, Floor 0.380%)
5.814%(c)	05/25/36	1,165	801,477
First Franklin Mortgage Loan Trust,
Series 2004-FF10, Class M1, 1 Month SOFR + 1.389% (Cap N/A, Floor 1.275%)
6.709%(c)	07/25/34	524	510,511

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-FF05, Class 2A4, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
5.914%(c)	04/25/36	1,100	$964,487
Series 2006-FF10, Class A1, 1 Month SOFR + 0.229% (Cap N/A, Floor 0.000%)
5.549%(c)	07/25/36	1,133	1,042,746
Series 2006-FF10, Class A5, 1 Month SOFR + 0.424% (Cap N/A, Floor 0.310%)
5.744%(c)	07/25/36	490	457,452
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month SOFR + 0.849% (Cap N/A, Floor 0.735%)
6.169%(c)	09/25/35	60	57,129
Series 2006-NC02, Class A2B, 1 Month SOFR + 0.294% (Cap N/A, Floor 0.180%)
5.614%(c)	06/25/36	890	467,437
Series 2007-NC01, Class A2C, 1 Month SOFR + 0.264% (Cap N/A, Floor 0.150%)
5.584%(c)	12/25/46	1,692	822,572
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
5.644%(c)	10/25/36	20	19,870
Series 2007-CH01, Class MV6, 1 Month SOFR + 0.939% (Cap N/A, Floor 0.825%)
4.372%(c)	11/25/36	7,700	7,757,499
Lehman XS Trust,
Series 2007-20N, Class A1, 1 Month SOFR + 2.414% (Cap N/A, Floor 0.000%)
7.734%(c)	12/25/37	871	872,345
Long Beach Mortgage Loan Trust,
Series 2005-WL02, Class M3, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
6.214%(c)	08/25/35	1,614	1,555,727
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM04, Class A2A, 1 Month SOFR + 0.274% (Cap N/A, Floor 0.160%)
5.594%(c)	09/25/37	2	401
Series 2007-HE02, Class A2A, 1 Month SOFR + 0.354% (Cap N/A, Floor 0.240%)
5.674%(c)	02/25/37	9	2,568
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.334%(c)	05/25/34	1,766	1,651,183
Series 2005-WMC01, Class M3, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
6.214%(c)	01/25/35	1,056	1,020,253
Series 2006-WMC02, Class A2FP, 1 Month SOFR + 0.214% (Cap N/A, Floor 0.100%)
5.534%(c)	07/25/36	33	11,829
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-02, Class A1, 1 Month SOFR + 0.164% (Cap N/A, Floor 0.050%)
5.484%(c)	11/25/36	1	267
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Saxon Asset Securities Trust,
Series 2005-01, Class M2, 1 Month SOFR + 0.834% (Cap 10.000%, Floor 0.720%)
1.924%(c)	05/25/35	362	$335,590
Series 2005-01, Class M3, 1 Month SOFR + 0.894% (Cap 10.000%, Floor 0.780%)
1.924%(c)	05/25/35	772	540,054
Series 2006-02, Class M1, 1 Month SOFR + 0.549% (Cap N/A, Floor 0.435%)
5.869%(c)	09/25/36	3,000	2,757,653
Series 2007-03, Class 1A, 1 Month SOFR + 0.424% (Cap N/A, Floor 0.310%)
5.744%(c)	09/25/37	272	255,338
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-OP02, Class M2, 1 Month SOFR + 0.789% (Cap N/A, Floor 0.675%)
6.109%(c)	10/25/35	890	835,662
Series 2007-BR05, Class A2A, 1 Month SOFR + 0.244% (Cap N/A, Floor 0.130%)
5.564%(c)	05/25/37	123	92,123
Series 2007-HE01, Class A2A, 1 Month SOFR + 0.234% (Cap N/A, Floor 0.120%)
5.554%(c)	12/25/36	54	11,994
Series 2007-NC01, Class A1, 144A, 1 Month SOFR + 0.374% (Cap N/A, Floor 0.260%)
5.694%(c)	12/25/36	3,916	3,516,695
Series 2007-NC01, Class A2A, 1 Month SOFR + 0.214% (Cap N/A, Floor 0.100%)
5.534%(c)	12/25/36	1	646
Soundview Home Loan Trust,
Series 2005-OPT02, Class M2, 1 Month SOFR + 0.954% (Cap N/A, Floor 0.840%)
6.274%(c)	08/25/35	2,095	1,848,906
Series 2006-NLC01, Class A1, 144A, 1 Month SOFR + 0.234% (Cap N/A, Floor 0.120%)
5.554%(c)	11/25/36	20	5,408
Structured Asset Investment Loan Trust,
Series 2005-06, Class M3, 1 Month SOFR + 0.924% (Cap N/A, Floor 0.810%)
6.244%(c)	07/25/35	2,577	2,431,762
Washington Mutual Asset-Backed Certificates Trust,
Series 2006-HE05, Class 2A1, 1 Month SOFR + 0.234% (Cap N/A, Floor 0.120%)
4.014%(c)	10/25/36	56	19,896
Series 2007-HE02, Class 2A3, 1 Month SOFR + 0.364% (Cap N/A, Floor 0.364%)
5.684%(c)	04/25/37	3,392	1,259,799
			43,930,767
Student Loans — 0.0%
SLM Student Loan Trust,
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.812% (Cap N/A, Floor 0.550%)
5.866%(c)	10/25/64	582	572,796

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SMB Private Education Loan Trust,
Series 2022-B, Class A1B, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
6.763%(c)	02/16/55		1,226	$1,216,351
				1,789,147

Total Asset-Backed Securities (cost $215,276,508)				210,130,281
Commercial Mortgage-Backed Securities — 0.4%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2021-JACX, Class A, 144A, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.497%(c)	09/15/38		2,400	2,271,267
BX Commercial Mortgage Trust,
Series 2021-21M, Class A, 144A, 1 Month SOFR + 0.844% (Cap N/A, Floor 0.730%)
6.176%(c)	10/15/36		1,639	1,606,473
DROP Mortgage Trust,
Series 2021-FILE, Class A, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.596%(c)	10/15/43		1,700	1,584,704
European Loan Conduit No. 36 DAC (Germany),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
4.799%(c)	02/17/30	EUR	765	790,114
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12, Class A, 144A, 1 Month SOFR + 1.497% (Cap N/A, Floor 2.450%)
6.830%(c)	12/15/31		1,143	972,888
Manhattan West Mortgage Trust,
Series 2020-01MW, Class A, 144A
2.130%	09/10/39		2,300	1,969,427
New Residential Mortgage Loan Trust,
Series 23-NQM1, Class A1A, 144A
6.864%	10/25/63		800	799,989
PFP Ltd.,
Series 2021-08, Class A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.446%(c)	08/09/37		547	539,589
Ready Capital Mortgage Financing LLC,
Series 2021-FL06, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
6.384%(c)	07/25/36		1,626	1,596,099
SFO Commercial Mortgage Trust,
Series 2021-555, Class A, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.596%(c)	05/15/38		3,600	3,266,153
STWD Mortgage Trust,
Series 2021-HTS, Class A, 144A, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.497%(c)	04/15/34		2,000	1,968,745
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2022-ONL, Class A, 144A
3.862%	12/15/39	1,900	$1,671,502

Total Commercial Mortgage-Backed Securities (cost $20,480,015)			19,036,950
Corporate Bonds — 4.6%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	336	335,160
7.500%	02/01/29	450	426,375
7.875%	04/15/27	2,025	1,969,596
			2,731,131
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	730	650,630
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28	3,822	3,487,822
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	565	522,824
4.625%	04/15/29	140	120,446
			4,781,722
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,525	1,112,633
5.291%	12/08/46	3,475	2,641,022
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	169,978
3.370%	11/17/23(a)	700	696,727
3.375%	11/13/25	700	649,298
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
2.450%	09/15/28	500	404,660
			5,674,318
Auto Parts & Equipment — 0.0%
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)	650	603,471
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% or PIK 6.750%
6.000%	05/15/27	1,100	1,031,294
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	375	304,977
			1,939,742

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks — 1.7%
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
4.675%	06/15/26		2,700	$2,651,754
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
0.875%	10/08/27	EUR	1,300	1,239,824
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25	EUR	500	494,748
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25		2,200	2,102,485
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		200	179,705
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)		200	181,099
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26		700	670,252
5.829%(ff)	05/09/27		2,200	2,161,856
CaixaBank SA (Spain),
Sr. Unsec’d. Notes, 144A
6.684%(ff)	09/13/27		700	699,630
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		1,400	1,373,563
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,635	1,482,370
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
5.500%	10/05/26		1,800	1,794,765
Sr. Unsec’d. Notes, 144A
3.758%(ff)	04/06/33		300	250,518
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.035%(ff)	05/28/32		1,050	803,280
3.547%(ff)	09/18/31		1,425	1,149,227
3.961%(ff)	11/26/25		2,500	2,413,065
Sr. Unsec’d. Notes, EMTN
2.625%	02/12/26	EUR	1,100	1,110,759
Sub. Notes
3.729%(ff)	01/14/32		1,400	1,040,041
5.882%(ff)	07/08/31(a)		800	702,286
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		100	101,501
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		365	293,779
Sr. Unsec’d. Notes
3.615%(ff)	03/15/28		300	276,859
Sr. Unsec’d. Notes, SOFR + 1.120%
6.463%(c)	02/24/28		1,200	1,187,123
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.041%(ff)	03/13/28		200	$185,060
4.583%(ff)	06/19/29		500	462,819
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
6.533%(c)	10/02/23		1,600	1,599,987
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
8.248%(ff)	11/21/33		700	703,309
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
4.947%(ff)	06/27/25(oo)	EUR	200	195,820
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.076%(ff)	01/27/30		2,800	2,603,357
Nykredit Realkredit A/S (Denmark),
Covered Bonds, Series 01E
0.500%	10/01/43	DKK	10,040	1,067,385
1.000%	10/01/53	DKK	—(r)	—
1.000%	10/01/53	DKK	45	4,145
1.500%	10/01/50	DKK	—(r)	—
1.500%	10/01/50	DKK	—(r)	—
2.500%	10/01/47	DKK	1	102
Covered Bonds, Series 01EE
1.000%	10/01/50	DKK	45,223	4,284,035
1.500%	10/01/53	DKK	4,423	468,121
1.500%	10/01/53	DKK	9,486	942,861
Covered Bonds, Series 13H
1.000%	04/01/24	DKK	2,800	391,443
Covered Bonds, Series 32H, 3 Month CIBOR + 0.190%
3.853%(c)	10/01/23	DKK	186,400	26,394,237
Covered Bonds, Series CCE
1.000%	10/01/50	DKK	28,077	2,840,584
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24		2,700	2,696,224
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23(d)		1,000	50,000
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		400	357,941
2.797%(ff)	01/19/28		600	532,552
2.889%(ff)	06/09/32		700	528,691
3.337%(ff)	01/21/33		1,000	771,676
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.822%(ff)	11/23/25		1,000	944,632
2.678%(ff)	06/29/32		500	381,853
6.187%(ff)	07/06/27		1,700	1,684,775
6.296%(ff)	07/06/34		1,700	1,639,507
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
4.701%	06/05/27		3,600	3,537,129

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	100	$116,781
Sr. Unsec’d. Notes, 144A
4.194%(ff)	04/01/31		400	349,969
6.327%(ff)	12/22/27		500	499,177
6.537%(ff)	08/12/33		3,350	3,298,661
9.016%(ff)	11/15/33		1,100	1,271,976
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28	EUR	800	736,766
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 1.000%
4.663%(c)	01/16/26	EUR	2,000	2,108,368
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23(a)		6,200	6,210,934
				94,221,366
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		700	635,043
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		62	59,678
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		775	641,903
				1,336,624
Chemicals — 0.0%
OCP SA (Morocco),
Sr. Unsec’d. Notes
5.125%	06/23/51		300	197,889
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29		150	157,349
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27		162	162,370
				517,608
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		585	554,825
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26		848	813,090
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		25	20,173
3.875%	02/15/31(a)		375	311,969
5.250%	01/15/30		1,100	1,014,839
				2,714,896
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers — 0.0%
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
6.020%	06/15/26		157	$157,481
NCR Atleos Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		210	203,122
				360,603
Cosmetics/Personal Care — 0.0%
Haleon UK Capital PLC,
Gtd. Notes
3.125%	03/24/25		900	863,126
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		700	627,065
3.000%	10/29/28		800	684,776
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27		6	5,068
DLR Kredit A/S (Denmark),
Covered Bonds
1.000%	10/01/24	DKK	17,700	2,437,816
Jyske Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/24	DKK	32,500	4,476,217
Covered Bonds, Series 111E
2.500%	10/01/47	DKK	1	85
Covered Bonds, Series 321E
1.000%	04/01/24	DKK	9,600	1,342,090
Covered Bonds, Series CCE
0.500%	10/01/43	DKK	3,279	348,809
1.000%	10/01/23	DKK	40,600	5,748,556
1.000%	01/01/24	DKK	47,000	6,617,071
1.000%	10/01/50	DKK	15	1,518
1.000%	10/01/50	DKK	25,742	2,441,437
1.000%	10/01/53	DKK	10,517	974,809
1.500%	10/01/53	DKK	2,962	313,965
1.500%	10/01/53	DKK	—(r)	—
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
2.851%	11/16/09(d)		400	600
2.907%	12/23/08(d)		200	300
5.625%	01/24/13(d)		1,700	2,550
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75	61,126
5.500%	08/15/28		670	591,067
6.000%	01/15/27		225	212,734
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.329%	01/22/27		600	528,911
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	04/01/24	DKK	13,700	1,915,274
1.000%	10/01/24	DKK	17,600	2,424,044

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
1.500%	10/01/53	DKK	12,798	$1,271,340
1.500%	10/01/53	DKK	800	70,564
2.000%	10/01/53	DKK	1,800	175,171
Covered Bonds, Series CB5
1.000%	04/01/24	DKK	23,700	3,313,284
Covered Bonds, Series CC2
0.500%	10/01/43	DKK	1,396	148,771
1.000%	10/01/50	DKK	17,318	1,751,770
1.000%	10/01/50	DKK	42,190	3,999,961
1.500%	10/01/53	DKK	2,894	305,207
2.500%	10/01/47	DKK	—(r)	29
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		400	321,303
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	10/01/53	DKK	—(r)	—
1.000%	10/01/53	DKK	2,744	273,937
Covered Bonds, Series 10F
1.000%	04/01/24	DKK	8,800	1,230,249
Covered Bonds, Series 10F1
1.000%	01/01/24	DKK	12,300	1,731,702
Covered Bonds, Series 23S
1.500%	10/01/53	DKK	2,422	256,184
Covered Bonds, Series 23S, MTN
2.500%	04/01/47	DKK	8	1,035
Covered Bonds, Series 27S
1.500%	10/01/53	DKK	2,086	207,284
Covered Bonds, Series 28S
2.000%	10/01/53	DKK	2,987	291,021
Covered Bonds, Series CCS
1.000%	10/01/50	DKK	17,230	1,741,715
Swiss Insured Brazil Power Finance Sarl (Brazil),
Sr. Sec’d. Notes, 144A
9.850%	07/16/32	BRL	14,058	2,600,390
				51,446,805
Electric — 0.4%
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30		1,300	954,798
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		500	418,661
5.000%	02/01/31		925	749,040
5.125%	03/15/28		700	623,369
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes, 144A
6.010%	01/20/33		3,500	3,473,750
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28		1,000	828,817
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		3,700	3,364,743
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	280	$244,772
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	550	515,571
Gtd. Notes, 144A
3.375%	02/15/29	100	80,710
3.625%	02/15/31	1,175	891,305
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	150	146,894
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	100	85,390
2.950%	03/01/26	100	91,971
3.150%	01/01/26	100	92,964
3.450%	07/01/25	100	94,904
3.950%	12/01/47	100	63,861
4.000%	12/01/46	100	63,175
4.400%	03/01/32	500	422,623
4.500%	07/01/40	100	74,408
4.550%	07/01/30	300	264,811
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49	2,000	1,473,120
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30	2,100	1,773,261
Southern California Edison Co.,
First Mortgage
1.100%	04/01/24	200	195,121
First Mortgage, SOFR Index + 0.830%
6.175%(c)	04/01/24	300	299,928
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	375	344,937
8.000%(ff)	10/15/26(oo)	1,375	1,319,573
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	965	887,343
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
5.450%	08/15/33	1,800	1,718,942
			21,558,762
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	225	218,819
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29	475	402,709
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25	200	199,304
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	275	264,126

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		325	$324,305
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		450	398,840
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	282,132
				2,090,235
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		200	170,402
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		650	544,196
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	2,300	2,435,148
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,200	1,113,580
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		150	128,229
4.375%	01/31/32		300	251,444
				4,642,999
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		700	672,468
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		225	190,111
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		150	129,672
				319,783
Healthcare-Services — 0.0%
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)		350	328,468
Sr. Sec’d. Notes, 144A
6.750%	05/15/31		750	723,838
				1,052,306
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		985	799,131
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		925	$787,545
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		105	91,747
				1,678,423
Insurance — 0.0%
Doctors Co. An Interinsurance Exchange (The),
Sub. Notes, 144A
4.500%	01/18/32		200	151,955
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
2.750%	03/29/28	EUR	700	674,546
GA Global Funding Trust,
Sec’d. Notes, 144A
2.250%	01/06/27		500	438,171
				1,264,672
Internet — 0.1%
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
1.207%	01/19/26	EUR	1,100	1,057,830
3.257%	01/19/27		2,400	2,127,000
				3,184,830
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, 144A
5.500%	04/28/33		400	398,128
Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		150	138,000
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		300	266,250
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		75	74,120
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		275	259,531
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		450	410,715
				1,148,616
Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27(a)		700	652,881
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.375%	08/08/25		500	483,685
5.650%	08/08/28(a)		1,100	1,031,937

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	375	$347,790
			2,516,293
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	100	100,513
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	250	243,569
			344,082
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	900	716,681
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.950%	06/30/62	700	395,729
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	690	471,840
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	700	372,609
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $230,000; purchased 07/18/19)(f)
6.625%	08/15/27(d)	230	4,741
Sec’d. Notes, 144A (original cost $582,750; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)	1,750	41,458
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28(a)	300	189,550
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,100	1,103,786
			3,296,394
Mining — 0.0%
Antofagasta PLC (Chile),
Sr. Unsec’d. Notes, 144A
2.375%	10/14/30(a)	1,200	933,468
Oil & Gas — 0.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	325	317,763
9.000%	11/01/27	53	67,141
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	325	320,958
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	200	197,047
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	125	$127,174
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	200	197,325
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26	350	343,024
FORESEA Holding SA (Luxembourg),
Sr. Sec’d. Notes
7.500%	06/15/30	143	132,588
Sr. Sec’d. Notes, 144A
7.500%	06/15/30	3	2,227
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33	1,300	972,374
5.750%	04/19/47	400	311,032
6.375%	10/24/48	550	447,166
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27	175	177,436
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	603	606,187
7.500%	05/01/31	1,200	1,268,994
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.150%	02/25/60	1,000	655,110
5.625%	05/20/43	3,800	3,310,256
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)	5,400	294,300
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	06/02/41	1,900	1,136,798
Gtd. Notes, MTN
6.750%	09/21/47	8,100	4,743,562
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
2.480%	01/28/32(a)	1,800	1,424,214
4.800%	04/21/60(a)	1,000	824,740
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31	400	319,804
3.125%	07/12/41	200	137,630
3.300%	07/12/51	400	258,412
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24	250	251,521
Sr. Sec’d. Notes, 144A
9.250%	07/06/24	559	562,822
9.750%	01/06/27	975	1,009,822
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes
2.250%	11/24/30	200	159,938

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
3.500%	11/24/70		1,000	$590,200
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		100	96,250
				21,263,815
Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.007%(s)	10/30/23(oo)		1,696	39,004
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		450	437,625
Pharmaceuticals — 0.1%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		290	147,231
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29		225	88,875
5.250%	01/30/30		150	56,344
5.250%	02/15/31		175	67,156
6.250%	02/15/29		500	197,500
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		500	481,392
Gtd. Notes, 144A, 3 Month SOFR + 1.272%
6.681%(c)	12/15/23		700	700,167
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes
2.875%	04/30/28	EUR	300	273,528
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		400	348,018
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31		200	160,386
				2,520,597
Pipelines — 0.1%
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,225	1,056,870
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		800	736,698
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42		1,700	1,671,406
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27		150	141,421
7.500%	10/01/25		375	374,083
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		70	58,886
4.125%	08/15/31		45	36,934
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	$74,273
				4,150,571
Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		610	537,381
Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		700	685,806
5.300%	01/15/29		900	834,411
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	300	222,023
				1,742,240
Retail — 0.0%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		625	610,578
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		775	657,286
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		900	876,887
				2,144,751
Semiconductors — 0.0%
Marvell Technology, Inc.,
Gtd. Notes
1.650%	04/15/26		900	813,348
Software — 0.0%
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27		100	93,116
Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes
4.125%	01/15/29	EUR	2,200	1,687,035
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	05/15/30		341	343,016
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		900	929,352
8.750%	03/15/32		500	578,849
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	05/30/31		250	164,872
				3,703,124

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation — 0.1%
Forward Air Corp.,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		375	$374,753
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		3,252	3,097,172
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		75	73,832
				3,545,757
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25		2,800	2,702,924

Total Corporate Bonds (cost $297,504,371)				255,383,653
Floating Rate and Other Loans — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%
15.294%(c)	05/25/26		73	38,304
Second Lien Term Loan, 6 Month SOFR + 3.500%
10.010%(c)	08/24/26		1,269	28,549
				66,853
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Term Loan B Tranche B, 1 Month EURIBOR + 4.000%
7.858%(c)	02/07/25	EUR	399	421,464
Term Loan B Tranche C, 1 Month EURIBOR + 4.000%
7.858%(c)	02/07/25	EUR	774	794,259
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%
10.972%(c)	04/30/27	EUR	2,400	2,342,337
				3,558,060
Telecommunications — 0.0%
CenturyLink, Inc.,
Term B Loan, 1 Month SOFR + 2.364%
7.681%(c)	03/15/27		889	629,347
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%
8.981%(c)	05/27/24		877	787,621
				1,416,968

Total Floating Rate and Other Loans (cost $6,374,179)				5,041,881
Foreign Treasury Obligations — 0.1%
Brazil Letras do Tesouro Nacional, Bills, Series LTN
11.682%(s)	01/01/24	BRL	15,600	3,016,988
Letras de la Nacion Argentina con Ajuste por CER
0.150%(s)	10/18/23	ARS	16,990	20,987
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Foreign Treasury Obligations(continued)
1.684%(s)	11/23/23	ARS	23,709	$29,019

Total Foreign Treasury Obligations (cost $3,134,076)				3,066,994
Municipal Bonds — 0.0%
California — 0.0%
Golden State Tobacco Securitization Corp.,
Revenue Bonds, Series A
1.958%	06/01/25		800	751,979
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50		700	870,591
Texas — 0.0%
Texas Natural Gas Securitization Finance Corp.,
Taxable, Revenue Bonds, Series 2023-01, Class A1
5.102%	04/01/35		400	392,465

Total Municipal Bonds (cost $2,304,857)				2,015,035
Residential Mortgage-Backed Securities — 1.7%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
4.391%(cc)	09/25/35		25	20,968
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35		4	2,625
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040% (Cap N/A, Floor 2.040%)
6.666%(c)	11/25/35		6	4,713
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
6.126%(c)	11/25/35		6	4,609
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
5.626%(c)	12/25/35		74	60,655
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
5.626%(c)	02/25/36		6	5,555
Series 2005-81, Class A1, 1 Month SOFR + 0.674% (Cap N/A, Floor 0.560%)
5.994%(c)	02/25/37		626	503,869
Series 2005-82, Class A1, 1 Month SOFR + 0.654% (Cap N/A, Floor 0.540%)
5.974%(c)	02/25/36		1,351	1,102,749
Series 2005-J12, Class 2A1, 1 Month SOFR + 0.654% (Cap 11.000%, Floor 0.540%)
5.974%(c)	08/25/35		1,120	587,714
Series 2006-02CB, Class A14
5.500%	03/25/36		17	6,769
Series 2006-40T1, Class 2A1
6.000%	12/25/36		1,067	290,928
Series 2006-OA11, Class A1B, 1 Month SOFR + 0.494% (Cap N/A, Floor 0.380%)
5.814%(c)	09/25/46		23	21,048

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2006-OA19, Class A1, 1 Month SOFR + 0.294% (Cap N/A, Floor 0.180%)
5.619%(c)	02/20/47		887	$671,693
Series 2006-OA22, Class A1, 1 Month SOFR + 0.434% (Cap N/A, Floor 0.320%)
5.754%(c)	02/25/47		48	42,288
Series 2007-04CB, Class 1A35
6.000%	04/25/37		577	473,258
Series 2007-16CB, Class 5A1
6.250%	08/25/37		17	8,771
American Home Mortgage Assets Trust,
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
5.326%(c)	02/25/47		1,177	454,597
Angel Oak Mortgage Trust,
Series 2020-04, Class A1, 144A
1.469%(cc)	06/25/65		376	347,044
Banc of America Funding Trust,
Series 2006-08T02, Class A10
6.253%	10/25/36		8	7,107
Series 2006-J, Class 4A1
4.436%(cc)	01/20/47		221	200,541
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
4.587%(cc)	06/25/35		7	5,717
Series 2005-H, Class 2A1
5.127%(cc)	09/25/35		5	4,513
Series 2005-H, Class 2A5
5.127%(cc)	09/25/35		63	53,832
Bancaja Fondo de Titulizacion de Activos (Spain),
Series 08, Class A, 3 Month EURIBOR + 0.110% (Cap N/A, Floor 0.000%)
3.831%(c)	10/25/37	EUR	70	72,795
BCAP LLC Trust,
Series 2011-RR04, Class 8A2, 144A
0.000%(cc)	02/26/36		253	85,001
Series 2011-RR05, Class 12A2, 144A
4.534%	03/26/37		647	903,606
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-05, Class 1A2
4.338%(cc)	08/25/33		2	1,450
Series 2003-09, Class 2A1
4.435%(cc)	02/25/34		14	13,127
Series 2004-02, Class 22A
4.996%(cc)	05/25/34		3	2,667
Series 2004-10, Class 13A1
4.031%(cc)	01/25/35		15	14,241
Series 2004-10, Class 22A1
5.125%(cc)	01/25/35		9	7,418
Series 2005-01, Class 2A1
4.241%(cc)	03/25/35		9	7,954
Bear Stearns ALT-A Trust,
Series 2005-07, Class 22A1
4.598%(cc)	09/25/35		69	41,762
Series 2005-09, Class 24A1
4.162%(cc)	11/25/35		34	25,692
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2005-10, Class 24A1
4.399%(cc)	01/25/36	36	$33,052
Series 2006-02, Class 23A1
3.988%(cc)	03/25/36	69	53,207
Series 2006-04, Class 21A1
4.293%(cc)	08/25/36	76	49,285
Series 2006-05, Class 2A2
4.216%(cc)	08/25/36	134	67,215
Series 2006-06, Class 32A1
4.491%(cc)	11/25/36	199	101,366
Series 2006-08, Class 3A1, 1 Month SOFR + 0.434% (Cap 10.500%, Floor 0.320%)
5.754%(c)	02/25/34	24	21,150
Bear Stearns Mortgage Funding Trust,
Series 2006-AR05, Class 1A1, 1 Month SOFR + 0.274% (Cap 10.500%, Floor 0.160%)
5.594%(c)	12/25/46	911	740,576
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
4.710%(cc)	01/26/36	281	201,577
Series 2007-R06, Class 2A1
4.335%(cc)	12/26/46	244	183,734
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
4.526%(cc)	07/25/37	50	39,333
CIM Trust,
Series 2019-INV01, Class A2, 144A, 30 Day Average SOFR + 1.114% (Cap 6.500%, Floor 1.000%)
6.429%(c)	02/25/49	162	155,979
Citigroup Mortgage Loan Trust,
Series 2004-HYB02, Class 2A
4.319%(cc)	03/25/34	11	9,338
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate CMT + 2.400% (Cap 9.844%, Floor 2.400%)
7.780%(c)	10/25/35	145	133,249
Series 2022-INV01, Class A3B, 144A
3.000%(cc)	11/27/51	2,086	1,645,964
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34	10	8,916
Series 2005-10, Class 1A2A
3.675%(cc)	12/25/35	22	13,677
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-22, Class A3
3.861%(cc)	11/25/34	231	205,961
Series 2005-02, Class 1A1, 1 Month SOFR + 0.754% (Cap 10.500%, Floor 0.640%)
6.074%(c)	03/25/35	191	156,032
Series 2005-HYB06, Class 5A1
3.710%(cc)	10/20/35	2	1,939
Series 2005-HYB09, Class 5A1, 12 Month SOFR + 2.465% (Cap 11.000%, Floor 1.750%)
6.537%(c)	02/20/36	110	100,431
Series 2007-18, Class 1A1
6.000%	11/25/37	70	27,986

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust,
Series 2010-18R, Class 4A4, 144A
3.500%(cc)	04/26/38		95	$92,332
Series 2021-INV01, Class A3, 144A
2.500%(cc)	07/25/56		649	489,479
Series 2021-INV02, Class A3, 144A
3.000%(cc)	11/25/56		2,406	1,904,430
Credit Suisse Mortgage-Backed Trust,
Series 2007-03, Class 1A6A
6.079%	04/25/37		154	40,073
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR02, Class A1, 1 Month SOFR + 0.414% (Cap 10.500%, Floor 0.300%)
5.734%(c)	03/25/37		585	513,759
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB04, Class A1B1, 1 Month SOFR + 0.214% (Cap 9.000%, Floor 0.100%)
5.534%(c)	10/25/36		3	2,226
Series 2006-AB04, Class A6A2
6.386%	10/25/36		22	16,913
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
5.781%(c)	06/15/40	GBP	558	636,030
Eurosail-UK PLC (United Kingdom),
Series 2007-03X, Class A3A, SONIA + 1.069% (Cap N/A, Floor 0.000%)
6.288%(c)	06/13/45	GBP	173	208,085
Series 2007-03X, Class A3C, SONIA + 1.069% (Cap N/A, Floor 0.000%)
6.288%(c)	06/13/45	GBP	58	69,350
Fannie Mae REMIC,
Series 2006-118, Class A2, 30 Day Average SOFR + 0.174% (Cap N/A, Floor 0.060%)
5.462%(c)	12/25/36		14	13,772
Series 2015-87, Class BF, 30 Day Average SOFR + 0.414% (Cap 6.000%, Floor 0.300%)
5.729%(c)	12/25/45		641	617,255
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR01, Class 1A1
4.010%(cc)	05/25/37		107	44,521
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		37	37,626
Freddie Mac REMIC,
Series 4779, Class WF, 30 Day Average SOFR + 0.464% (Cap N/A, Floor 0.000%)
4.850%(c)	07/15/44		291	279,107
Freddie Mac Strips,
Series 278, Class F1, 30 Day Average SOFR + 0.564% (Cap 6.500%, Floor 0.450%)
5.878%(c)	09/15/42		152	146,944
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month SOFR + 0.764% (Cap 11.000%, Floor 0.650%)
6.082%(c)	01/20/64		312	311,651
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2014-H14, Class DF, 1 Month SOFR + 0.614% (Cap 11.000%, Floor 0.500%)
5.932%(c)	07/20/64		489	$487,080
Series 2015-H30, Class FA, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)
4.810%(c)	08/20/61		5	4,677
Series 2016-H02, Class FH, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.432%(c)	01/20/66		1,146	1,139,498
Series 2017-121, Class PE
3.000%	07/20/46		14	12,661
Series 2017-133, Class EC
3.000%	05/20/47		8	7,316
Series 2017-H10, Class FB, 12 Month SOFR + 1.465% (Cap 7.500%, Floor 0.750%)
6.464%(c)	04/20/67		3,491	3,476,068
Series 2018-H15, Class FG, 12 Month SOFR + 0.865% (Cap 7.500%, Floor 0.150%)
6.246%(c)	08/20/68		694	676,726
Series 2022-H22, Class F, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.900%)
6.214%(c)	10/20/72		1,206	1,191,540
Great Hall Mortgages No. 1 PLC (United Kingdom),
Series 2006-01, Class A2A, SONIA + 0.269% (Cap N/A, Floor 0.000%)
5.488%(c)	06/18/38	GBP	4	4,352
Series 2007-01, Class A2A, SONIA + 0.249% (Cap N/A, Floor 0.000%)
5.468%(c)	03/18/39	GBP	9	10,729
GreenPoint MTA Trust,
Series 2005-AR03, Class 1A1, 1 Month SOFR + 0.594% (Cap 10.500%, Floor 0.480%)
5.914%(c)	08/25/45		550	417,844
GS Mortgage-Backed Securities Trust,
Series 2021-GR03, Class A2, 144A
2.500%(cc)	04/25/52		594	447,953
Series 2021-INV01, Class A2, 144A
2.500%(cc)	12/25/51		1,430	1,079,396
Series 2022-GR02, Class A2, 144A
3.000%(cc)	08/26/52		2,085	1,645,263
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate CMT + 1.750% (Cap N/A, Floor 1.750%)
6.780%(c)	03/25/33		1	840
Series 2005-AR01, Class 1A1
4.796%(cc)	01/25/35		3	2,855
Series 2005-AR02, Class 2A1
3.922%(cc)	04/25/35		50	45,810
Series 2005-AR03, Class 6A1
3.893%(cc)	05/25/35		70	56,595
Series 2006-AR01, Class 2A1
3.922%(cc)	01/25/36		28	25,633
HarborView Mortgage Loan Trust,
Series 2004-01, Class 2A
5.328%(cc)	04/19/34		24	21,913
Series 2005-04, Class 3A1
4.188%(cc)	07/19/35		12	8,882

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2005-09, Class 2A1A, 1 Month SOFR + 0.794% (Cap 11.000%, Floor 0.680%)
6.119%(c)	06/20/35	771	$690,118
Series 2005-09, Class B1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.339%(c)	06/20/35	404	357,978
Series 2005-10, Class 2A1A, 1 Month SOFR + 0.734% (Cap 11.000%, Floor 0.620%)
6.062%(c)	11/19/35	116	80,467
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
4.254%(cc)	11/25/35	2	2,405
Series 2007-AR01, Class 1A2
3.546%(cc)	03/25/37	306	254,253
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month SOFR + 0.954% (Cap N/A, Floor 0.840%)
6.274%(c)	05/25/34	267	239,806
Series 2005-AR12, Class 2A1A, 1 Month SOFR + 0.594% (Cap 11.000%, Floor 0.480%)
5.914%(c)	07/25/35	1,190	1,084,001
Series 2005-AR18, Class 2A1A, 1 Month SOFR + 0.734% (Cap 10.500%, Floor 0.620%)
6.054%(c)	10/25/36	780	377,894
Series 2006-AR12, Class A1, 1 Month SOFR + 0.494% (Cap N/A, Floor 0.380%)
5.814%(c)	09/25/46	121	101,759
JPMorgan Mortgage Trust,
Series 2003-A02, Class 3A1
4.027%(cc)	11/25/33	2	1,873
Series 2005-A02, Class 7CB1
4.177%(cc)	04/25/35	1	1,146
Series 2005-A06, Class 2A1
5.827%(cc)	08/25/35	6	5,718
Series 2005-ALT01, Class 3A1
4.571%(cc)	10/25/35	27	20,698
Series 2006-A01, Class 3A2
4.137%(cc)	02/25/36	11	7,758
Series 2006-A07, Class 2A2
3.941%(cc)	01/25/37	309	249,127
Series 2007-A01, Class 1A1
5.678%(cc)	07/25/35	3	3,144
Series 2007-S03, Class 1A90
7.000%	08/25/37	145	78,059
Series 2021-INV04, Class A2, 144A
3.000%(cc)	01/25/52	3,823	3,026,401
Series 2021-INV08, Class A2, 144A
3.000%(cc)	05/25/52	4,934	3,905,705
Series 2022-INV01, Class A3, 144A
3.000%(cc)	03/25/52	3,367	2,657,011
Lehman XS Trust,
Series 2007-12N, Class 2A1, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)
5.794%(c)	07/25/37	670	603,569
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Ludgate Funding PLC (United Kingdom),
Series 2007-01, Class A2B, 3 Month EURIBOR + 0.160% (Cap N/A, Floor 0.000%)
3.747%(c)	01/01/61	EUR	1,818	$1,819,599
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, SONIA + 0.769% (Cap N/A, Floor 0.000%)
5.988%(c)	12/15/49	GBP	666	795,698
MASTR Adjustable Rate Mortgages Trust,
Series 2003-06, Class 2A1
3.717%(cc)	12/25/33		11	9,583
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
4.929%(cc)	02/25/33		14	12,446
Series 2005-A08, Class M1, 1 Month SOFR + 0.804% (Cap N/A, Floor 0.690%)
6.124%(c)	08/25/36		2,347	2,176,012
Morgan Stanley Mortgage Loan Trust,
Series 2006-08AR, Class 5A4
6.466%(cc)	06/25/36		26	24,891
New Residential Mortgage Loan Trust,
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		137	128,442
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		2,997	2,766,993
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		1,156	1,058,473
Newgate Funding PLC (United Kingdom),
Series 2006-01, Class MB, 3 Month EURIBOR + 0.230% (Cap N/A, Floor 0.000%)
4.033%(c)	12/01/50	EUR	330	325,481
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
5.723%(c)	12/01/50	GBP	1,835	2,120,671
Series 2007-03X, Class A2B, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.000%)
4.445%(c)	12/15/50	EUR	1,159	1,182,702
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
6.581%(c)	12/15/50	GBP	594	690,759
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.831%(c)	12/15/50	GBP	148	167,985
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
6.084%(c)	06/25/57		50	47,362
Reperforming Loan REMIC Trust,
Series 2004-R02, Class 1AF2, 144A, 1 Month SOFR + 0.534% (Cap 8.500%, Floor 0.420%)
5.864%(c)	11/25/34		401	376,235
Series 2006-R01, Class AF1, 144A, 1 Month SOFR + 0.454% (Cap 9.500%, Floor 0.340%)
5.774%(c)	01/25/36		460	420,634
Residential Accredit Loans Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		36	29,649

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2006-QO06, Class A1, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)
5.794%(c)	06/25/46		462	$106,240
Series 2006-QS06, Class 1A1
6.000%	06/25/36		356	274,441
Series 2007-QH08, Class A
5.291%(cc)	10/25/37		281	241,018
Series 2007-QO02, Class A1, 1 Month SOFR + 0.264% (Cap N/A, Floor 0.150%)
5.584%(c)	02/25/47		1,148	403,902
Series 2007-QS03, Class A3
6.250%	02/25/37		1,336	1,054,212
Residential Asset Securitization Trust,
Series 2005-A04, Class A1, 1 Month SOFR + 0.564% (Cap 5.500%, Floor 0.450%)
5.500%(c)	04/25/35		149	78,448
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, SONIA + 1.250% (Cap N/A, Floor 0.000%)
6.469%(c)	06/20/70	GBP	1,690	2,065,091
RESIMAC Bastille Trust (Australia),
Series 2019-01NCA, Class A1, 144A, 1 Month SOFR + 1.044% (Cap N/A, Floor 0.000%)
6.373%(c)	09/05/57		119	119,383
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, SONIA + 0.279% (Cap N/A, Floor 0.000%)
5.498%(c)	12/15/43	GBP	815	960,673
Series 2007-01X, Class M1B, SONIA + 0.339% (Cap N/A, Floor 0.000%)
5.558%(c)	12/15/43	GBP	394	448,040
RFMSI Trust,
Series 2005-SA04, Class 1A21
5.092%(cc)	09/25/35		137	90,256
Series 2006-SA01, Class 2A1
5.401%(cc)	02/25/36		19	17,149
Ripon Mortgages PLC (United Kingdom),
Series 1RA, Class A, 144A, SONIA + 0.700% (Cap N/A, Floor 0.000%)
5.897%(c)	08/28/56	GBP	4,419	5,373,346
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS03X, Class A2A, SONIA + 0.269% (Cap N/A, Floor 0.000%)
5.488%(c)	06/12/44	GBP	1,246	1,461,656
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
5.839%(c)	07/20/36		23	18,877
Stratton Mortgage Funding (United Kingdom),
Series 2021-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
6.059%(c)	07/20/60	GBP	2,185	2,665,290
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A1
6.379%(cc)	02/25/34		25	23,275
Series 2005-18, Class 6A1
5.170%(cc)	09/25/35		55	48,091
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Structured Asset Mortgage Investments II Trust,
Series 2004-AR05, Class 1A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)
6.102%(c)	10/19/34		2	$2,088
Series 2005-AR05, Class A2, 1 Month SOFR + 0.614% (Cap 11.000%, Floor 0.500%)
5.942%(c)	07/19/35		25	23,956
Series 2006-AR03, Class 12A1, 1 Month SOFR + 0.554% (Cap 10.500%, Floor 0.440%)
5.874%(c)	05/25/36		65	50,445
Series 2006-AR07, Class A10, 1 Month SOFR + 0.514% (Cap 11.500%, Floor 0.400%)
5.834%(c)	08/25/36		149	166,784
Series 2006-AR07, Class A1BG, 1 Month SOFR + 0.234% (Cap 10.500%, Floor 0.120%)
5.554%(c)	08/25/36		841	708,142
Series 2007-AR04, Class A3, 1 Month SOFR + 0.334% (Cap 11.500%, Floor 0.220%)
5.874%(c)	09/25/47		196	158,252
Structured Asset Securities Corp.,
Series 2006-RF01, Class 1A, 144A, 1 Month SOFR + 0.394% (Cap N/A, Floor 0.280%)
5.714%(c)	01/25/36		341	279,273
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month SOFR + 0.404% (Cap N/A, Floor 0.290%)
5.724%(c)	10/25/36		696	577,000
TBW Mortgage-Backed Trust,
Series 2006-04, Class A6
6.470%	09/25/36		284	7,974
Thornburg Mortgage Securities Trust,
Series 2007-03, Class 2A1, 12 Month SOFR + 1.965% (Cap 10.500%, Floor 1.250%)
7.431%(c)	06/25/47		26	23,964
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, SONIA + 1.350% (Cap N/A, Floor 0.000%)
6.509%(c)	07/20/45	GBP	4,154	5,062,067
Series 2019-V2A, Class A, 144A, SONIA + 1.800% (Cap N/A, Floor 0.000%)
7.018%(c)	02/20/54	GBP	851	1,039,605
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, SONIA + 1.144% (Cap N/A, Floor 0.000%)
6.304%(c)	10/20/51	GBP	1,900	2,320,924
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		4,323	3,961,100
Series 2019-HY02, Class A1, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.434%(c)	05/25/58		1,091	1,100,156
Series 2020-01, Class A1, 144A
2.710%(cc)	01/25/60		984	904,023
Series 2020-02, Class A1A, 144A
1.636%(cc)	04/25/60		1,202	1,034,545

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
5.826%(c)	11/25/42		—(r)	$302
Series 2005-02, Class 1A3, 1 Month SOFR + 0.564% (Cap 5.500%, Floor 0.450%)
5.500%(c)	04/25/35		273	221,869
Series 2005-AR10, Class 3A1
3.844%(cc)	08/25/35		1	804
Series 2005-AR14, Class 1A2
4.069%(cc)	12/25/35		1,312	1,165,992
Series 2005-AR16, Class 1A3
3.903%(cc)	12/25/35		156	138,748
Series 2006-01, Class 2CB2
7.000%	02/25/36		815	598,511
Series 2006-AR02, Class 2A1
3.644%(cc)	03/25/36		85	72,382
Series 2006-AR05, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940% (Cap N/A, Floor 0.940%)
5.566%(c)	07/25/46		24	14,694
Series 2006-AR05, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980% (Cap N/A, Floor 0.980%)
5.606%(c)	06/25/46		15	12,927
Series 2006-AR07, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.048% (Cap N/A, Floor 1.500%)
5.674%(c)	07/25/46		117	94,232
Series 2006-AR10, Class 1A2
4.479%(cc)	09/25/36		19	15,203
Series 2006-AR13, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
6.126%(c)	10/25/46		9	7,704
Series 2006-AR14, Class 1A3
3.347%(cc)	11/25/36		1,368	1,156,387
Series 2006-AR15, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
6.126%(c)	11/25/46		40	34,265
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730% (Cap N/A, Floor 0.730%)
5.356%(c)	01/25/47		44	40,030
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750% (Cap N/A, Floor 0.750%)
5.376%(c)	02/25/47		249	213,835

Total Residential Mortgage-Backed Securities (cost $104,495,816)				90,754,503
Sovereign Bonds — 4.1%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.750%(cc)	07/09/30		6,930	1,976,921
3.500%(cc)	07/09/41		6,270	1,613,835
Australia Government Bond (Australia),
Bonds, Series 155
2.500%	05/21/30	AUD	1,700	981,407
Bonds, Series 158
1.250%	05/21/32	AUD	400	198,882
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bonds, Series 163
1.000%	11/21/31	AUD	1,700	$840,067
Sr. Unsec’d. Notes, Series 140
4.500%	04/21/33	AUD	3,900	2,513,774
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	350	118,896
Sr. Unsec’d. Notes, Series 27CI
0.750%	11/21/27	AUD	7,800	5,855,776
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	400	398,127
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	3,300	3,361,475
Canadian Government Bond (Canada),
Bonds
1.750%	12/01/53	CAD	4,570	2,127,031
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	2,159	1,680,910
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.750%	01/31/27		1,500	1,375,830
3.500%	01/31/34		400	330,164
4.000%	01/31/52(a)		1,200	870,588
China Government Bond (China),
Bonds, Series INBK
2.440%	10/15/27	CNH	81,620	11,149,991
3.190%	04/15/53	CNH	1,500	213,454
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	03/15/29		1,100	956,780
5.625%	02/26/44		1,800	1,288,206
7.500%	02/02/34		2,300	2,168,095
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		700	568,183
6.400%	06/05/49		2,000	1,577,480
Sr. Unsec’d. Notes, 144A
5.300%	01/21/41		200	146,748
5.500%	02/22/29		3,900	3,566,355
5.875%	01/30/60		1,000	712,910
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
2.500%(cc)	07/31/40		748	245,172
3.500%(cc)	07/31/35		1,781	657,797
6.000%(cc)	07/31/30		416	211,411
6.608%(s)	07/31/30		223	65,980
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
7.500%	01/31/27		1,600	1,151,472
Sr. Unsec’d. Notes, EMTN
6.375%	04/11/31	EUR	2,700	1,586,087
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27		1,300	1,055,431

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
French Republic Government Bond OAT (France),
Bonds
0.750%	05/25/52	EUR	9,500	$4,728,125
Bonds, 144A
0.500%	05/25/72	EUR	800	262,569
Bonds, Series OATe
0.250%	07/25/24	EUR	6,983	7,371,414
Bonds, Series OATe, 144A
0.100%	03/01/26	EUR	7,019	7,302,927
0.100%	07/25/31	EUR	1,055	1,060,236
0.100%	07/25/38	EUR	2,646	2,427,888
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	500	325,309
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29(d)		2,800	1,232,868
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.500%	05/03/26		200	189,426
4.875%	02/13/28		400	369,852
6.125%	06/01/50		500	430,130
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	352,369
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.250%	06/16/29		2,800	2,672,152
6.250%	09/22/32		1,200	1,169,676
6.750%	09/25/52		900	853,209
Sr. Unsec’d. Notes, 144A
6.250%	09/22/32		1,300	1,267,149
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.750%	07/18/47		700	597,457
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	5,400	1,310,221
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
4.500%	01/17/33		1,600	1,490,384
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series CPI, 144A
0.400%	05/15/30	EUR	1,426	1,342,711
2.350%	09/15/24	EUR	9,622	10,268,865
Sr. Unsec’d. Notes, Series ICPI, 144A
1.400%	05/26/25	EUR	21,307	22,174,046
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,400	1,121,628
5.250%	03/22/30	EUR	400	352,716
5.875%	10/17/31	EUR	1,100	958,943
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	1,500	1,201,744
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45		1,400	1,421,252
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, EMTN
2.375%	11/09/28	EUR	1,500	$1,414,759
Korea Treasury Bond (South Korea),
Bonds, Series 2803
3.250%	03/10/28	KRW	1,694,410	1,220,045
Bonds, Series 2806
2.625%	06/10/28	KRW	2,255,970	1,573,840
Bonds, Series 2812
2.375%	12/10/28	KRW	2,096,350	1,435,689
Bonds, Series 2912
1.375%	12/10/29	KRW	456,290	290,822
Bonds, Series 3012
1.500%	12/10/30	KRW	403,520	252,223
Bonds, Series 3212
4.250%	12/10/32	KRW	7,691,290	5,786,229
Bonds, Series 3306
3.250%	06/10/33	KRW	6,549,040	4,549,025
Bonds, Series 4209
3.250%	09/10/42	KRW	644,200	433,475
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	7,555,520	4,852,209
KSA Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.268%	10/25/28		500	500,680
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes, 144A
6.125%	12/04/27		4,900	4,813,515
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	04/19/71		200	113,200
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		4,300	3,411,276
New Zealand Government Bond (New Zealand),
Bonds, Series 0531
1.500%	05/15/31	NZD	1,300	595,446
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.625%	11/21/25(v)		1,100	1,050,280
7.875%	02/16/32		1,000	786,230
8.747%	01/21/31		1,000	840,910
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		1,300	1,082,692
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
7.000%	01/25/51		700	658,042
Sr. Unsec’d. Notes, 144A
7.000%	01/25/51		1,000	940,060
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		2,800	1,834,000
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.950%	04/28/31		1,400	1,291,052
5.400%	03/30/50		1,100	865,040
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
6.150%	08/12/32	PEN	1,600	393,319

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Peruvian Government International Bond (Peru),
Bonds
8.200%	08/12/26	PEN	4,100	$1,137,926
Sr. Unsec’d. Notes
2.780%	12/01/60		300	158,409
3.000%	01/15/34		3,100	2,379,126
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	03/01/41		1,300	976,066
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		886	872,772
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,300	1,597,296
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.875%	10/04/33		600	556,272
5.500%	04/04/53		500	451,290
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33	EUR	2,600	2,652,915
4.250%	02/14/43	EUR	1,000	976,561
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	1,000	1,013,142
4.850%	09/27/27		900	829,809
5.750%	09/30/49		2,000	1,324,900
5.875%	09/16/25		600	591,468
5.875%	04/20/32		700	594,335
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
2.000%	04/14/33	EUR	100	72,435
Sr. Unsec’d. Notes, 144A, MTN
6.625%	09/27/29	EUR	3,100	3,358,855
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32	EUR	500	379,891
2.124%	07/16/31(v)	EUR	3,500	2,736,353
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	300	185,719
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	720	583,201
1.750%	07/13/30	EUR	800	638,858
2.875%	04/13/42	EUR	1,100	682,376
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
2.650%	05/27/36(d)	EUR	1,100	482,635
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	01/18/28		1,800	1,755,162
4.875%	07/18/33		2,400	2,277,960
5.000%	01/18/53		3,400	2,817,818
Sr. Unsec’d. Notes, EMTN
3.250%	10/22/30		400	349,384
4.500%	10/26/46		2,700	2,124,063
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.650%	03/03/33	EUR	3,900	2,680,830
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, 144A
3.125%	05/15/27	EUR	600	$572,057
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		1,200	1,160,148
Bonds, 144A
5.000%	09/19/33		2,500	2,416,975
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.450%	10/31/71	EUR	1,000	431,828
3.450%	07/30/66	EUR	3,400	2,852,133
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	229,108
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		2,300	1,530,351
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
0.750%	07/16/25		3,400	3,120,104
Tunisian Republic (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR	200	186,596
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	05/11/47		1,900	1,283,792
6.000%	01/14/41		1,800	1,326,960
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/32(d)	EUR	1,000	248,454
7.375%	09/25/34(d)		1,600	418,400
7.750%	09/01/25(d)		6,100	1,997,750
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50	GBP	2,800	1,262,418
1.250%	07/31/51	GBP	3,100	1,719,287
1.750%	01/22/49	GBP	1,200	806,964
Unsec’d. Notes
1.500%	07/31/53	GBP	560	325,599
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.125%	03/22/51	GBP	242	206,676
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		1,900	1,683,495
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	76,000

Total Sovereign Bonds (cost $287,278,644)				227,897,481
U.S. Government Agency Obligations — 4.6%
Federal Home Loan Mortgage Corp.
2.000%	03/01/52		376	287,040
2.000%	03/01/52		649	495,135
2.500%	02/01/51		682	545,110

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal National Mortgage Assoc.
2.000%	02/01/52	271	$206,631
2.000%	02/01/52	554	422,308
2.000%	03/01/52	189	144,318
2.000%	03/01/52	749	570,637
2.000%	03/01/52	1,190	908,006
3.000%	10/01/49	1,795	1,500,611
3.000%	05/01/51	77	63,627
3.500%	10/01/34	175	164,359
3.500%	05/01/49	266	233,327
3.500%	02/01/50	438	382,827
3.500%	01/01/59	984	836,998
4.000%	TBA	21,350	19,026,519
4.000%	TBA	13,000	11,573,047
4.500%	TBA	23,400	21,484,125
4.500%	TBA	15,700	14,419,469
4.500%	09/01/53	2,600	2,388,082
5.000%	TBA	25,300	23,868,969
5.500%	TBA	36,300	35,070,621
5.500%	09/01/53	2,200	2,126,884
6.000%	TBA	54,100	53,364,578
6.500%	TBA	57,000	57,258,280
6.500%	TBA	100	100,391
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 10.576%, Floor 1.200%)
5.630%(c)	11/01/42	8	7,721
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 8.493%, Floor 1.200%)
5.630%(c)	03/01/44	11	10,473
Government National Mortgage Assoc.
3.000%	TBA	4,600	3,898,141

Total U.S. Government Agency Obligations (cost $255,547,441)			251,358,234
U.S. Treasury Obligations — 9.4%
U.S. Treasury Bonds
1.625%	11/15/50(h)	900	471,516
1.875%	02/15/41(h)(kk)	1,900	1,225,797
2.250%	05/15/41(h)(k)	23,600	16,191,812
2.875%	05/15/52(h)(kk)	400	283,750
4.000%	11/15/52(h)	200	177,344
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	11,072	10,817,509
0.125%	10/15/24	3,932	3,811,624
0.125%	04/15/25	17,989	17,163,937
0.125%	10/15/25(k)	22,385	21,211,570
0.125%	04/15/26	18,231	17,031,664
0.125%	07/15/26(h)	568	530,452
0.125%	10/15/26	12,641	11,754,715
0.125%	04/15/27	4,547	4,173,994
0.125%	01/15/30	8,852	7,717,664
0.125%	07/15/30	13,234	11,471,466
0.125%	01/15/31	7,152	6,116,150
0.125%	07/15/31(k)	12,512	10,625,072
0.125%	02/15/51(h)	4,814	2,681,373
0.125%	02/15/52(h)	4,393	2,415,136
0.250%	01/15/25(h)(k)	8,002	7,697,278
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.250%	07/15/29(h)	3,107	$2,769,005
0.250%	02/15/50	8,751	5,155,563
0.375%	07/15/25(k)	5,611	5,371,927
0.375%	01/15/27	14,211	13,220,808
0.375%	07/15/27	11,072	10,267,027
0.500%	01/15/28(k)	27,893	25,707,394
0.625%	01/15/24	7,075	7,007,024
0.625%	01/15/26	9,392	8,929,935
0.625%	07/15/32	32,090	27,962,134
0.625%	02/15/43	5,026	3,654,266
0.750%	07/15/28	3,215	2,991,519
0.750%	02/15/42	5,344	4,047,740
0.750%	02/15/45	10,333	7,515,042
0.875%	01/15/29	6,737	6,250,423
0.875%	02/15/47	6,205	4,528,494
1.000%	02/15/46	5,161	3,919,715
1.000%	02/15/48	5,578	4,154,615
1.000%	02/15/49(h)	1,336	987,079
1.125%	01/15/33	5,234	4,728,019
1.375%	07/15/33	5,637	5,213,499
1.375%	02/15/44	10,559	8,834,521
1.500%	02/15/53	2,160	1,787,213
1.625%	10/15/27	36,634	35,564,366
2.000%	01/15/26(k)	7,036	6,896,459
2.125%	02/15/40	4,483	4,348,083
2.125%	02/15/41	5,598	5,417,497
2.500%	01/15/29(k)	8,402	8,459,496
3.375%	04/15/32(h)	1,047	1,128,232
3.875%	04/15/29(h)(k)	8,907	9,588,696
U.S. Treasury Notes
0.750%	01/31/28	37,000	31,371,953
1.125%	02/28/27	101,500	90,089,180
3.500%	02/15/33	500	458,828
4.000%	02/29/28(h)	700	681,898
U.S. Treasury Strips Coupon
1.185%(s)	08/15/40	3,795	1,615,099
2.387%(s)	05/15/43	1,995	735,734
2.392%(s)	11/15/43	972	350,452
2.419%(s)	05/15/44	3,460	1,219,380
2.421%(s)	11/15/40	375	157,148
4.448%(s)	02/15/39	6,035	2,802,267
5.158%(s)	02/15/41	525	216,727

Total U.S. Treasury Obligations (cost $569,693,086)			519,674,280

Total Long-Term Investments (cost $5,075,368,916)			5,054,257,357

	Shares
Short-Term Investments — 19.5%
Affiliated Mutual Funds — 11.3%
PGIM Core Government Money Market Fund(wa)	8,355,976	8,355,976
PGIM Core Ultra Short Bond Fund(wa)	384,944,543	384,944,543

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $232,315,592; includes $231,054,508 of cash collateral for securities on loan)(b)(wa)	232,448,383	$232,308,914

Total Affiliated Mutual Funds (cost $625,616,111)		625,609,433

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.1%
AT&T, Inc.
6.032%	03/19/24		4,050	3,938,622
Consolidated Edison Company of New York, Inc.
5.547%	10/30/23		1,000	995,237
Enbridge, Inc.
5.586%	10/20/23		900	897,030

Total Commercial Paper (cost $5,833,900)					5,830,889
Foreign Treasury Obligations(n) — 1.0%
France Treasury Bills BTF
3.631%	11/22/23(v)	EUR	6,600	6,941,599
3.657%	12/06/23	EUR	6,600	6,931,272
National Bank of Hungary Bills, Series 7D
12.998%	10/05/23	HUF	2,337,000	6,337,094
United Kingdom Treasury Bills
5.449%	12/04/23	GBP	28,400	34,323,736

Total Foreign Treasury Obligations (cost $55,472,941)					54,533,701

Repurchase Agreements — 2.6%
BOS 5.330%, dated 09/29/23, due 10/02/23 in the amount of $9,904,397, collateralized by a U.S. Treasury Obligation (coupon rate 3.250%, maturity date 05/15/42) with the aggregate value, including accrued interest, of $10,149,900)	9,900	9,900,000
DB 5.370%, dated 09/29/23, due 10/03/23 in the amount of $70,041,767, collateralized by a U.S. Treasury Obligations (coupon rates 0.375% - 0.625%, maturity dates 01/15/26 - 01/15/27) with the aggregate value, including accrued interest, of $72,021,481)	70,000	70,000,000
	PrincipalAmount (000)#	Value
Repurchase Agreements (continued)
JPS 5.380%, dated 09/28/23, due 10/02/23 in the amount of $61,036,464, collateralized by a U.S. Treasury Obligation (coupon rate 2.375%, maturity date 05/15/51) with the aggregate value, including accrued interest, of $62,192,011)	61,000	$61,000,000

Total Repurchase Agreements (cost $140,900,000)		140,900,000

Interest Rate	Maturity Date
U.S. Treasury Obligations(n) — 3.6%
U.S. Treasury Bills
4.588%	11/02/23	6,000	5,972,713
4.920%	10/26/23	70,000	69,753,537
5.269%	10/05/23(h)	92	91,959
5.330%	12/14/23(k)	23,400	23,148,382
5.384%	12/21/23(kk)	1,127	1,113,704
5.401%	02/08/24(k)	101,000	99,083,078
5.402%	12/28/23(kk)	386	381,047

Total U.S. Treasury Obligations (cost $199,556,317)				199,544,420

Options Purchased*~ — 0.9%
(cost $68,801,898)	51,448,407

Total Short-Term Investments (cost $1,096,181,167)	1,077,866,850

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—111.1% (cost $6,171,550,083)	6,132,124,207

Options Written*~ — (0.1)%
(premiums received $2,881,006)	(7,147,081)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—111.0% (cost $6,168,669,077)	6,124,977,126

Liabilities in excess of other assets(z) — (11.0)%	(608,826,492)

Net Assets — 100.0%	$5,516,150,634

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
BOS	Bank of America Securities, Inc.
bps	Basis Points
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CBOE	Chicago Board Options Exchange
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBC	Canadian Imperial Bank of Commerce
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
ECX	European Climate Exchange
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
HSBCNA	HSBC Bank USA, N.A.
iBoxx	Bond Market Indices
ICE	Intercontinental Exchange
iTraxx	International Credit Derivative Index
JPM	JPMorgan Chase Bank N.A.
JPS	J.P. Morgan Securities LLC
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MBS	Mortgage-Backed Security
MIBOR	Mumbai Interbank Offered Rate
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SCL	Standard Chartered Bank, London
SGP	Societe Generale Paris
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
UAGS	UBS AG (Stamford)
UBS	UBS Securities LLC
ULSD	Ultra-Low Sulfur Diesel

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
USOIS	United States Overnight Index Swap
WTI	West Texas Intermediate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $681,655 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $226,347,842; cash collateral of $231,054,508 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $812,750. The aggregate value of $46,199 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/18/23	$(12,100)		$(10,374,568)
Federal National Mortgage Assoc.	2.000%	TBA	11/13/23	(74,600)		(56,795,078)
Federal National Mortgage Assoc.	3.000%	TBA	11/13/23	(5,300)		(4,388,441)
Federal National Mortgage Assoc.	5.500%	TBA	10/12/23	(2,200)		(2,126,008)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $74,433,891)						$(73,684,095)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Corn Futures	Call	11/24/23	$550.00		4		—(r)	$175
Corn Futures	Call	11/24/23	$600.00		10		1	188
MSCI EAFE ETF Index (FLEX)	Call	01/07/27	$78.00		18,100		1,810	12,234,239
Russell 2000 Index (FLEX)	Call	01/07/27	$2,175.00		80		8	1,540,627
S&P 500 Index (FLEX)	Call	01/07/27	$4,700.00		240		24	14,646,283
S&P 500 Index (FLEX)	Call	11/30/27	$4,650.00		240		24	18,596,040
Brent Crude Oil Futures	Put	01/26/24	$85.00		25		25	117,750
Total Exchange Traded (cost $67,779,775)								$47,135,302

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	DB	12/08/23	17.15		—		2,281	$20,355
France Government OAT Bond	Put	BNP	05/23/25	97.00		—	EUR	1,600	742,549
Total OTC Traded (cost $144,911)									$762,904

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 03/28/25	Put	GSB	03/26/24	5.50%	1 Day SOFR(A)/ 5.310%	5.50%(A)	39,000	$49,831
1-Year Interest Rate Swap, 03/28/25	Put	JPM	03/26/24	5.50%	1 Day SOFR(A)/ 5.310%	5.50%(A)	22,700	28,710
1-Year Interest Rate Swap, 03/28/25	Put	MSCS	03/26/24	5.50%	1 Day SOFR(A)/ 5.310%	5.50%(A)	21,300	26,939
1-Year Interest Rate Swap, 07/12/25	Put	DB	07/10/24	4.75%	1 Day SOFR(A)/ 5.310%	4.75%(A)	63,700	267,260
1-Year Interest Rate Swap, 07/17/25	Put	BOA	07/15/24	4.75%	1 Day SOFR(A)/ 5.310%	4.75%(A)	13,800	57,328
10-Year Interest Rate Swap, 01/16/34	Put	BOA	01/11/24	2.18%	1 Day SOFR(A)/ 5.310%	2.18%(A)	3,000	488,304
30-Year Interest Rate Swap, 11/21/53	Put	DB	11/17/23	2.24%	3 Month LIBOR(Q)/ 5.657%	2.24%(S)	7,600	2,631,829
Total OTC Swaptions (cost $877,212)								$3,550,201
Total Options Purchased (cost $68,801,898)								$51,448,407
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR Futures	Call	12/15/23	$98.00		12		30	$(75)
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$110.00		5		5	(1,094)
Brent Crude Oil Futures	Call	10/26/23	$88.00		2		2	(10,960)
Brent Crude Oil Futures	Call	10/26/23	$89.00		1		1	(4,770)
Brent Crude Oil Futures	Call	10/26/23	$89.50		1		1	(4,440)
Brent Crude Oil Futures	Call	10/26/23	$90.00		1		1	(4,120)
Brent Crude Oil Futures	Call	11/27/23	$98.00		1		1	(1,530)
Brent Crude Oil Futures	Call	11/27/23	$99.00		1		1	(1,330)
Brent Crude Oil Futures	Call	11/27/23	$100.00		3		3	(3,480)
Brent Crude Oil Futures	Call	11/27/23	$101.00		1		1	(1,010)
Brent Crude Oil Futures	Call	01/26/24	$95.00		25		25	(73,250)
Natural Gas Futures	Call	10/27/23	38.00		20	EUR	14	(88,134)
Natural Gas Futures	Call	10/27/23	52.00		5	EUR	4	(5,389)
Natural Gas Futures	Call	10/27/23	80.00		1	EUR	1	(232)
Natural Gas Futures	Call	11/24/23	38.00		20	EUR	15	(150,523)
Natural Gas Futures	Call	11/24/23	52.00		5	EUR	4	(14,607)
Natural Gas Futures	Call	11/27/23	$4.00		6		60	(7,680)
Natural Gas Futures	Call	11/27/23	$4.25		1		10	(940)
Natural Gas Futures	Call	11/27/23	$4.50		1		10	(701)
Natural Gas Futures	Call	11/27/23	$4.90		1		10	(453)
Natural Gas Futures	Call	11/27/23	$5.00		1		10	(409)
WTI Crude Oil Futures	Call	10/17/23	$86.00		1		1	(5,600)
WTI Crude Oil Futures	Call	10/17/23	$86.50		1		1	(5,210)
WTI Crude Oil Futures	Call	10/17/23	$87.00		3		3	(14,520)
WTI Crude Oil Futures	Call	10/17/23	$87.50		1		1	(4,470)
WTI Crude Oil Futures	Call	10/17/23	$88.00		1		1	(4,130)
A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
WTI Crude Oil Futures	Call	11/15/23	$92.00		2		2	$(5,100)
WTI Crude Oil Futures	Call	11/15/23	$93.00		1		1	(2,210)
WTI Crude Oil Futures	Call	11/15/23	$94.00		2		2	(3,800)
WTI Crude Oil Futures	Call	11/15/23	$95.00		1		1	(1,640)
WTI Crude Oil Futures	Call	11/15/23	$96.00		1		1	(1,410)
3 Month SOFR Futures	Put	12/15/23	$96.50		2		5	(9,750)
10 Year U.S. Treasury Notes Futures	Put	10/27/23	$107.00		5		5	(2,344)
Natural Gas Futures	Put	10/27/23	38.00		20	EUR	14	(29,383)
Natural Gas Futures	Put	10/27/23	40.00		1	EUR	1	(2,137)
Natural Gas Futures	Put	10/27/23	52.00		5	EUR	4	(43,987)
Natural Gas Futures	Put	11/24/23	38.00		20	EUR	15	(32,471)
Natural Gas Futures	Put	11/24/23	52.00		5	EUR	4	(40,156)
Natural Gas Futures	Put	11/27/23	$2.75		1		10	(852)
Natural Gas Futures	Put	11/27/23	$3.00		1		10	(1,652)
Natural Gas Futures	Put	11/27/23	$3.10		1		10	(2,074)
Natural Gas Futures	Put	11/27/23	$3.20		1		10	(2,554)
Natural Gas Futures	Put	11/27/23	$3.50		6		60	(25,920)
Total Exchange Traded (premiums received $987,155)								$(616,497)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	DB	10/11/23	18.20		—		2,281	$(2,843)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPM	05/16/24	4.00%		—		600	—
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	GSB	06/22/35	3.00%		—	EUR	2,000	(60,320)
Currency Option USD vs MXN	Put	DB	12/08/23	16.60		—		2,281	(4,503)
Total OTC Traded (premiums received $113,979)									$(67,666)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 10/13/24	Call	MSCS	10/11/23	2.99%	1 Day SOFR(A)/ 5.310%	2.99%(A)	600	$4,046
1-Year Interest Rate Swap, 10/17/24	Call	DB	10/13/23	2.92%	1 Day SOFR(A)/ 5.310%	2.92%(A)	1,000	—
1-Year Interest Rate Swap, 10/17/24	Call	GSB	10/13/23	2.92%	1 Day SOFR(A)/ 5.310%	2.92%(A)	800	—
1-Year Interest Rate Swap, 10/24/24	Call	GSB	10/20/23	3.02%	1 Day SOFR(A)/ 5.310%	3.02%(A)	800	—
1-Year Interest Rate Swap, 10/25/24	Call	GSB	10/23/23	3.14%	1 Day SOFR(A)/ 5.310%	3.14%(A)	800	—
1-Year Interest Rate Swap, 10/25/24	Call	GSB	10/23/23	3.19%	1 Day SOFR(A)/ 5.310%	3.19%(A)	800	—
1-Year Interest Rate Swap, 10/25/24	Call	GSB	10/23/23	3.23%	1 Day SOFR(A)/ 5.310%	3.23%(A)	800	—
1-Year Interest Rate Swap, 10/27/24	Call	GSB	10/25/23	2.97%	1 Day SOFR(A)/ 5.310%	2.97%(A)	1,000	—
1-Year Interest Rate Swap, 10/31/24	Call	GSB	10/27/23	2.84%	1 Day SOFR(A)/ 5.310%	2.84%(A)	900	—
1-Year Interest Rate Swap, 11/07/24	Call	GSB	11/03/23	3.09%	1 Day SOFR(A)/ 5.310%	3.09%(A)	500	—
A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 11/14/24	Call	GSB	11/10/23	2.91%	1 Day SOFR(A)/ 5.310%	2.91%(A)		1,500	$—
1-Year Interest Rate Swap, 11/21/24	Call	GSB	11/17/23	2.25%	1 Day SOFR(A)/ 5.310%	2.25%(A)		2,400	—
1-Year Interest Rate Swap, 11/22/24	Call	GSB	11/20/23	2.15%	1 Day SOFR(A)/ 5.310%	2.15%(A)		1,400	—
1-Year Interest Rate Swap, 12/05/24	Call	BOA	12/01/23	2.15%	1 Day SOFR(A)/ 5.310%	2.15%(A)		2,000	(1)
1-Year Interest Rate Swap, 12/11/24	Call	GSB	12/07/23	2.25%	1 Day SOFR(A)/ 5.310%	2.25%(A)		1,300	(1)
1-Year Interest Rate Swap, 04/04/25	Call	GSB	04/02/24	2.70%	1 Day SOFR(A)/ 5.310%	2.70%(A)		3,000	22,294
1-Year Interest Rate Swap, 04/10/25	Call	GSB	04/08/24	2.72%	1 Day SOFR(A)/ 5.310%	2.72%(A)		900	6,338
1-Year Interest Rate Swap, 04/10/25	Call	DB	04/08/24	2.79%	1 Day SOFR(A)/ 5.310%	2.79%(A)		2,500	17,920
1-Year Interest Rate Swap, 12/16/25	Call	JPM	12/16/24	0.82%	1 Day SONIA(A)/ 5.187%	0.82%(A)	GBP	7,200	41,502
2-Year Interest Rate Swap, 09/02/27	Call	GSB	08/29/25	2.90%	6 Month EURIBOR(A)/ 4.125%	2.90%(A)	EUR	3,400	(30,920)
2-Year Interest Rate Swap, 09/03/27	Call	GSI	09/01/25	2.80%	6 Month EURIBOR(A)/ 4.125%	2.80%(A)	EUR	19,400	(161,258)
5-Year Interest Rate Swap, 10/09/28	Call	JPM	10/05/23	3.07%	6 Month EURIBOR(A)/ 4.125%	3.07%(A)	EUR	4,300	(19)
5-Year Interest Rate Swap, 10/11/28	Call	GSB	10/09/23	3.10%	6 Month EURIBOR(A)/ 4.125%	3.10%(A)	EUR	500	(33)
5-Year Interest Rate Swap, 10/16/28	Call	BARC	10/12/23	3.08%	6 Month EURIBOR(A)/ 4.125%	3.08%(A)	EUR	400	(45)
5-Year Interest Rate Swap, 10/18/28	Call	BNP	10/16/23	3.10%	6 Month EURIBOR(A)/ 4.125%	3.10%(A)	EUR	400	(115)
10-Year Interest Rate Swap, 10/04/33	Call	GSB	10/02/23	3.58%	1 Day SOFR(A)/ 5.310%	3.58%(A)		200	—
10-Year Interest Rate Swap, 10/04/33	Call	MSCS	10/02/23	3.58%	1 Day SOFR(A)/ 5.310%	3.58%(A)		100	—
10-Year Interest Rate Swap, 10/10/33	Call	CITI	10/05/23	3.73%	1 Day SOFR(A)/ 5.310%	3.73%(A)		300	—
10-Year Interest Rate Swap, 10/18/33	Call	BNP	10/16/23	3.80%	1 Day SOFR(A)/ 5.310%	3.80%(A)		1,600	(410)
10-Year Interest Rate Swap, 10/20/33	Call	GSB	10/18/23	3.82%	1 Day SOFR(A)/ 5.310%	3.82%(A)		700	(294)
10-Year Interest Rate Swap, 10/23/33	Call	MSCS	10/19/23	3.83%	1 Day SOFR(A)/ 5.310%	3.83%(A)		700	(366)
10-Year Interest Rate Swap, 10/23/33	Call	BNP	10/19/23	3.86%	1 Day SOFR(A)/ 5.310%	3.86%(A)		1,200	(771)
10-Year Interest Rate Swap, 10/27/33	Call	BARC	10/25/23	3.20%	6 Month EURIBOR(A)/ 4.125%	3.20%(A)	EUR	100	(299)
10-Year Interest Rate Swap, 10/31/33	Call	JPM	10/27/23	3.95%	1 Day SOFR(A)/ 5.310%	3.95%(A)		1,200	(2,762)
10-Year Interest Rate Swap, 11/01/33	Call	GSB	10/30/23	4.00%	1 Day SOFR(A)/ 5.310%	4.00%(A)		300	(1,038)
10-Year Interest Rate Swap, 11/01/33	Call	JPM	10/30/23	4.00%	1 Day SOFR(A)/ 5.310%	4.00%(A)		500	(1,730)
1-Year Interest Rate Swap, 10/13/24	Put	MSCS	10/11/23	2.99%	2.99%(A)	1 Day SOFR(A)/ 5.310%		600	(10,036)
1-Year Interest Rate Swap, 10/17/24	Put	DB	10/13/23	2.92%	2.92%(A)	1 Day SOFR(A)/ 5.310%		1,000	(24,057)
A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 10/17/24	Put	GSB	10/13/23	2.92%	2.92%(A)	1 Day SOFR(A)/ 5.310%		800	$(19,246)
1-Year Interest Rate Swap, 10/24/24	Put	GSB	10/20/23	3.02%	3.02%(A)	1 Day SOFR(A)/ 5.310%		800	(18,417)
1-Year Interest Rate Swap, 10/25/24	Put	GSB	10/23/23	3.14%	3.14%(A)	1 Day SOFR(A)/ 5.310%		800	(17,465)
1-Year Interest Rate Swap, 10/25/24	Put	GSB	10/23/23	3.19%	3.19%(A)	1 Day SOFR(A)/ 5.310%		800	(17,081)
1-Year Interest Rate Swap, 10/25/24	Put	GSB	10/23/23	3.23%	3.23%(A)	1 Day SOFR(A)/ 5.310%		800	(16,812)
1-Year Interest Rate Swap, 10/27/24	Put	GSB	10/25/23	2.97%	2.97%(A)	1 Day SOFR(A)/ 5.310%		1,000	(23,458)
1-Year Interest Rate Swap, 10/31/24	Put	GSB	10/27/23	2.84%	2.84%(A)	1 Day SOFR(A)/ 5.310%		900	(22,149)
1-Year Interest Rate Swap, 11/07/24	Put	GSB	11/03/23	3.09%	3.09%(A)	1 Day SOFR(A)/ 5.310%		500	(11,068)
1-Year Interest Rate Swap, 11/14/24	Put	GSB	11/10/23	2.91%	2.91%(A)	1 Day SOFR(A)/ 5.310%		1,500	(35,575)
1-Year Interest Rate Swap, 11/21/24	Put	GSB	11/17/23	3.75%	3.75%(A)	1 Day SOFR(A)/ 5.310%		2,400	(37,341)
1-Year Interest Rate Swap, 11/22/24	Put	GSB	11/20/23	3.65%	3.65%(A)	1 Day SOFR(A)/ 5.310%		1,400	(23,096)
1-Year Interest Rate Swap, 12/05/24	Put	BOA	12/01/23	3.65%	3.65%(A)	1 Day SOFR(A)/ 5.310%		2,000	(32,524)
1-Year Interest Rate Swap, 12/11/24	Put	GSB	12/07/23	3.75%	3.75%(A)	1 Day SOFR(A)/ 5.310%		1,300	(19,759)
1-Year Interest Rate Swap, 01/16/25	Put	BOA	01/11/24	2.31%	2.31%(A)	1 Day SOFR(A)/ 5.310%		26,200	(735,366)
1-Year Interest Rate Swap, 04/04/25	Put	GSB	04/02/24	2.70%	2.70%(A)	1 Day SOFR(A)/ 5.310%		3,000	(43,942)
1-Year Interest Rate Swap, 04/10/25	Put	GSB	04/08/24	2.72%	2.72%(A)	1 Day SOFR(A)/ 5.310%		900	(13,099)
1-Year Interest Rate Swap, 04/10/25	Put	DB	04/08/24	2.79%	2.79%(A)	1 Day SOFR(A)/ 5.310%		2,500	(34,448)
1-Year Interest Rate Swap, 07/12/25	Put	DB	07/10/24	5.25%	5.25%(A)	1 Day SOFR(A)/ 5.310%		63,700	(131,008)
1-Year Interest Rate Swap, 07/17/25	Put	BOA	07/15/24	5.25%	5.25%(A)	1 Day SOFR(A)/ 5.310%		13,800	(28,294)
2-Year Interest Rate Swap, 10/31/25	Put	MSCS	10/27/23	4.61%	4.61%(A)	1 Day SOFR(A)/ 5.310%		27,800	(173,020)
2-Year Interest Rate Swap, 09/02/27	Put	GSB	08/29/25	2.90%	2.90%(A)	6 Month EURIBOR(A)/ 4.125%	EUR	3,400	(44,315)
2-Year Interest Rate Swap, 09/03/27	Put	GSI	09/01/25	2.80%	2.80%(A)	6 Month EURIBOR(A)/ 4.125%	EUR	19,400	(274,250)
5-Year Interest Rate Swap, 10/09/28	Put	JPM	10/05/23	3.37%	3.37%(A)	6 Month EURIBOR(A)/ 4.125%	EUR	4,300	(13,063)
5-Year Interest Rate Swap, 10/11/28	Put	GSB	10/09/23	3.40%	3.40%(A)	6 Month EURIBOR(A)/ 4.125%	EUR	500	(1,423)
5-Year Interest Rate Swap, 10/16/28	Put	BARC	10/12/23	3.38%	3.38%(A)	6 Month EURIBOR(A)/ 4.125%	EUR	400	(1,469)
5-Year Interest Rate Swap, 10/18/28	Put	BNP	10/16/23	3.40%	3.40%(A)	6 Month EURIBOR(A)/ 4.125%	EUR	400	(1,440)
5-Year Interest Rate Swap, 11/21/28	Put	DB	11/17/23	2.34%	2.34%(S)	3 Month LIBOR(Q)/ 5.657%		37,400	(3,749,204)
10-Year Interest Rate Swap, 10/04/33	Put	GSB	10/02/23	4.03%	4.03%(A)	1 Day SOFR(A)/ 5.310%		200	(3,833)
A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 10/04/33	Put	MSCS	10/02/23	4.03%	4.03%(A)	1 Day SOFR(A)/ 5.310%		100	$(1,917)
10-Year Interest Rate Swap, 10/10/33	Put	CITI	10/05/23	4.18%	4.18%(A)	1 Day SOFR(A)/ 5.310%		300	(2,764)
10-Year Interest Rate Swap, 10/18/33	Put	BNP	10/16/23	4.20%	4.20%(A)	1 Day SOFR(A)/ 5.310%		1,600	(17,163)
10-Year Interest Rate Swap, 10/20/33	Put	GSB	10/18/23	4.22%	4.22%(A)	1 Day SOFR(A)/ 5.310%		700	(7,156)
10-Year Interest Rate Swap, 10/23/33	Put	MSCS	10/19/23	4.23%	4.23%(A)	1 Day SOFR(A)/ 5.310%		700	(6,967)
10-Year Interest Rate Swap, 10/23/33	Put	BNP	10/19/23	4.26%	4.26%(A)	1 Day SOFR(A)/ 5.310%		1,200	(10,701)
10-Year Interest Rate Swap, 10/27/33	Put	BARC	10/25/23	3.46%	3.46%(A)	6 Month EURIBOR(A)/ 4.125%	EUR	100	(618)
10-Year Interest Rate Swap, 10/31/33	Put	JPM	10/27/23	4.45%	4.45%(A)	1 Day SOFR(A)/ 5.310%		1,200	(5,537)
10-Year Interest Rate Swap, 11/01/33	Put	GSB	10/30/23	4.45%	4.45%(A)	1 Day SOFR(A)/ 5.310%		300	(1,526)
10-Year Interest Rate Swap, 11/01/33	Put	JPM	10/30/23	4.45%	4.45%(A)	1 Day SOFR(A)/ 5.310%		500	(2,544)
25-Year Interest Rate Swap, 05/27/50	Put	BNP	05/23/25	0.45%	0.45%(A)	6 Month EURIBOR(S)/ 4.125%	EUR	1,600	(721,758)
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		10,270	(47)
Total OTC Swaptions (premiums received $1,779,872)									$(6,462,918)
Total Options Written (premiums received $2,881,006)									$(7,147,081)
Financial Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
27	3 Month CME SOFR	Dec. 2023	$6,387,525	$2,144
113	3 Month CME SOFR	Mar. 2024	26,710,375	(61,583)
497	3 Month CME SOFR	Jun. 2024	117,571,562	(270,804)
142	3 Month CME SOFR	Sep. 2025	34,039,175	(109,146)
142	3 Month CME SOFR	Dec. 2025	34,078,225	(109,981)
415	2 Year U.S. Treasury Notes	Dec. 2023	84,125,039	(193,570)
167	3 Year Australian Treasury Bonds	Dec. 2023	11,310,769	(84,964)
785	5 Year U.S. Treasury Notes	Dec. 2023	82,707,114	(686,935)
11	10 Year Canadian Government Bonds	Dec. 2023	932,398	(20,837)
5	10 Year Japanese Bonds	Dec. 2023	4,850,107	(34,808)
1,206	10 Year U.S. Treasury Notes	Dec. 2023	130,323,374	(2,258,363)
4	10 Year U.S. Ultra Treasury Notes	Dec. 2023	446,250	(13,381)
167	20 Year U.S. Treasury Bonds	Dec. 2023	19,001,469	(1,030,953)
271	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	32,164,312	(2,273,152)
36	Euro-BTP Italian Government Bond	Dec. 2023	4,176,434	(136,968)
1,103	Mini MSCI EAFE Index	Dec. 2023	112,588,725	(4,033,561)
211	Russell 2000 E-Mini Index	Dec. 2023	18,975,230	(777,472)
657	S&P 500 E-Mini Index	Dec. 2023	142,092,675	(6,117,249)
				(18,211,583)
Short Positions:
40	3 Month CME SOFR	Sep. 2024	9,481,500	61,455
146	3 Month CME SOFR	Dec. 2024	34,707,850	204,199
A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Financial Futures contracts outstanding at September 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
566	3 Month CME SOFR	Mar. 2025	$135,005,150	$475,890
346	2 Year U.S. Treasury Notes	Dec. 2023	70,137,985	232,557
422	5 Year Euro-Bobl	Dec. 2023	51,642,963	651,197
606	5 Year U.S. Treasury Notes	Dec. 2023	63,847,784	401,620
284	10 Year Australian Treasury Bonds	Dec. 2023	20,445,983	548,247
169	10 Year Euro-Bund	Dec. 2023	22,984,784	512,935
92	10 Year U.K. Gilt	Dec. 2023	10,569,385	(93,359)
538	10 Year U.S. Treasury Notes	Dec. 2023	58,137,624	1,088,462
198	10 Year U.S. Ultra Treasury Notes	Dec. 2023	22,089,375	587,294
11	20 Year U.S. Treasury Bonds	Dec. 2023	1,251,593	19,086
34	30 Year Euro Buxl	Dec. 2023	4,398,414	200,909
178	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	21,126,375	1,509,955
720	Euro Schatz Index	Dec. 2023	79,920,488	261,022
13	Euro-BTP Italian Government Bond	Dec. 2023	1,508,157	75,654
246	Euro-OAT	Dec. 2023	32,042,287	913,767
141	Short Euro-BTP	Dec. 2023	15,525,875	102,386
				7,753,276
				$(10,458,307)

Commodity Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
3	Brent 1st Line vs. Dubai 1st Line	Oct. 2023	$900	$(2,274)
2	Brent 1st Line vs. Dubai 1st Line	Nov. 2023	480	(2,861)
2	Brent 1st Line vs. Dubai 1st Line	Dec. 2023	520	(2,901)
1	Brent Crude	Jan. 2024	90,360	39
42	Brent Crude	Mar. 2024	3,682,140	(35,035)
15	Brent Crude	Jun. 2024	1,279,950	(16,562)
31	Brent Crude	Dec. 2024	2,554,400	(4,426)
6	Brent Crude	Dec. 2026	451,200	19,668
96	California Carbon Allowance Vintage	Dec. 2023	3,510,720	734,792
141	California Carbon Allowance Vintage	Dec. 2024	5,558,220	(18,521)
9	Cocoa	Dec. 2023	307,620	1,164
1	Copper	Dec. 2023	93,438	(1,139)
1	Corn	Dec. 2024	25,363	(111)
7	Cotton No. 2	Mar. 2024	307,720	(59)
1	Gasoline RBOB	Dec. 2023	98,683	(7,243)
1	Gasoline RBOB	Jan. 2024	97,595	(13)
6	Gasoline RBOB	Mar. 2024	586,228	(37,868)
42	Hard Red Winter Wheat	Mar. 2024	1,411,725	(245,282)
2	Henry Hub LD1 Fixed Price	Jan. 2024	17,965	(3,837)
2	Henry Hub LD1 Fixed Price	Feb. 2024	17,610	(4,192)
2	Henry Hub LD1 Fixed Price	Mar. 2024	16,245	(5,557)
2	Henry Hub LD1 Fixed Price	Apr. 2024	15,065	(6,737)
2	Henry Hub LD1 Fixed Price	May 2024	15,155	(6,647)
2	Henry Hub LD1 Fixed Price	Jun. 2024	15,795	(6,007)
2	Henry Hub LD1 Fixed Price	Jul. 2024	16,445	(5,357)
2	Henry Hub LD1 Fixed Price	Aug. 2024	16,590	(5,212)
2	Henry Hub LD1 Fixed Price	Sep. 2024	16,460	(5,342)
2	Henry Hub LD1 Fixed Price	Oct. 2024	16,890	(4,912)
2	Henry Hub LD1 Fixed Price	Nov. 2024	18,730	(3,072)
A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Commodity Futures contracts outstanding at September 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
2	Henry Hub LD1 Fixed Price	Dec. 2024	$20,820	$(982)
9	ICE ECX EMISSION	Dec. 2023	777,110	(72,280)
9	ICE Endex Dutch TTF Natural Gas	Nov. 2023	286,775	(6,429)
5	ICE Endex Dutch TTF Natural Gas	Dec. 2023	178,966	(8,407)
1	ICE Endex Dutch TTF Natural Gas	Jan. 2024	37,208	(3,339)
1	ICE Endex Dutch TTF Natural Gas	Feb. 2024	35,227	(2,704)
1	ICE Endex Dutch TTF Natural Gas	Mar. 2024	37,259	(3,234)
14	Live Cattle	Dec. 2023	1,052,380	17,242
1	LME Copper	Mar. 2024	207,862	(4,329)
5	LME Lead	Nov. 2023	271,000	(6,031)
7	LME Lead	Jan. 2024	380,450	(6,081)
4	LME Nickel	Nov. 2023	445,944	(46,399)
25	LME PRI Aluminum	Nov. 2023	1,466,562	91,747
7	LME Zinc	Nov. 2023	463,619	29,351
66	Low Sulphur Gas Oil	Dec. 2023	6,116,550	161,273
4	Low Sulphur Gas Oil	Jun. 2024	332,400	(967)
6	Low Sulphur Gas Oil	Dec. 2024	482,250	2,624
1	Low Sulphur Gasoil vs. Brent 1st Line	Nov. 2023	34,776	4,435
1	Low Sulphur Gasoil vs. Brent 1st Line	Dec. 2023	32,790	2,449
7	Milling Wheat No. 2	Dec. 2023	87,144	(9,000)
48	Natural Gas	Nov. 2023	1,405,920	(30,235)
12	Natural Gas	Dec. 2023	397,440	2,082
12	Natural Gas	Oct. 2024	405,480	(76,137)
69	No. 2 Soft Red Winter Wheat	Mar. 2024	1,978,575	(363,211)
3	No. 2 Soft Red Winter Wheat	Jul. 2024	91,838	(13,817)
3	NY Harbor ULSD	Jan. 2024	386,266	(2,083)
111	SGX Iron Ore 62%	Jan. 2024	1,255,188	8,446
23	Soybean	Jan. 2024	1,488,675	(66,344)
70	Soybean Meal	Jan. 2024	2,655,800	(90,696)
10	Sugar #11 (World)	Mar. 2024	296,576	1,313
2	WTI Crude	Nov. 2023	181,580	(1,894)
11	WTI Crude	Mar. 2024	922,680	37,823
14	WTI Crude	May 2024	1,146,320	116,186
20	WTI Crude	Jun. 2024	1,622,400	(36,807)
8	WTI Crude	Jul. 2024	643,520	17,503
17	WTI Crude	Jun. 2025	1,281,460	168,278
9	WTI Crude	Dec. 2026	630,540	51,512
1	WTI Light Sweet Crude Oil	Dec. 2024	77,860	6,891
9	WTI Light Sweet Crude Oil	Dec. 2025	660,150	73,243
				265,488
Short Positions:
15	Brent Crude	Jun. 2025	1,202,100	(143,643)
39	Brent Crude	Dec. 2025	3,052,920	(215,546)
7	Coffee ’C’	Dec. 2023	383,644	55,367
8	Coffee ’C’	Mar. 2024	441,600	32,558
120	Corn	Dec. 2023	2,860,500	153,932
97	Corn	Mar. 2024	2,384,987	80,133
1	Gasoline RBOB	Feb. 2024	97,373	10
1	Globex Natural Gas	Dec. 2023	33,120	58
14	Gold 100 OZ	Dec. 2023	2,612,540	129,151
1	Hard Red Winter Wheat	Dec. 2023	33,188	2,625
2	Henry Hub LD1 Fixed Price	Jan. 2025	22,130	(1,217)
2	Henry Hub LD1 Fixed Price	Feb. 2025	21,620	(707)
2	Henry Hub LD1 Fixed Price	Mar. 2025	19,670	1,243
2	Henry Hub LD1 Fixed Price	Apr. 2025	17,560	3,353
2	Henry Hub LD1 Fixed Price	May 2025	17,495	3,418
A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Commodity Futures contracts outstanding at September 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
2	Henry Hub LD1 Fixed Price	Jun. 2025	$18,185	$2,728
2	Henry Hub LD1 Fixed Price	Jul. 2025	18,890	2,023
2	Henry Hub LD1 Fixed Price	Aug. 2025	19,110	1,803
2	Henry Hub LD1 Fixed Price	Sep. 2025	18,975	1,938
2	Henry Hub LD1 Fixed Price	Oct. 2025	19,395	1,518
2	Henry Hub LD1 Fixed Price	Nov. 2025	21,240	(327)
2	Henry Hub LD1 Fixed Price	Dec. 2025	23,210	(2,297)
1	ICE Endex Dutch TTF Natural Gas	Apr. 2024	35,219	2,249
1	ICE Endex Dutch TTF Natural Gas	May 2024	36,192	2,524
1	ICE Endex Dutch TTF Natural Gas	Jun. 2024	35,028	2,439
5	ICE Natural Gas	Dec. 2023	223,818	11,714
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Nov. 2023	35,553	(3,144)
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Dec. 2023	33,920	(1,511)
29	Lean Hogs	Dec. 2023	832,590	21,947
1	LME Copper	Mar. 2024	207,863	(3,124)
5	LME Lead	Nov. 2023	271,000	2,276
4	LME Nickel	Nov. 2023	445,944	63,888
3	LME Nickel	Jan. 2024	337,518	23,234
25	LME PRI Aluminum	Nov. 2023	1,466,562	(96,087)
23	LME PRI Aluminum	Jan. 2024	1,355,131	(75,612)
7	LME Zinc	Nov. 2023	463,619	(47,669)
5	LME Zinc	Jan. 2024	331,750	(20,262)
8	Low Sulphur Gas Oil	Oct. 2023	801,200	(58,581)
27	Low Sulphur Gas Oil	Nov. 2023	2,608,875	(94,748)
27	Low Sulphur Gas Oil	Jan. 2024	2,434,725	(166,023)
8	Low Sulphur Gas Oil	Feb. 2024	708,000	(2,923)
42	Low Sulphur Gas Oil	Mar. 2024	3,647,700	(43,334)
10	Low Sulphur Gas Oil	Sep. 2024	818,500	(695)
27	Natural Gas	Jan. 2024	962,550	26,986
7	Natural Gas	Mar. 2024	225,400	12,917
4	Natural Gas	Dec. 2024	166,240	204
8	Natural Gas	Jan. 2025	353,920	30,610
18	No. 2 Soft Red Winter Wheat	Dec. 2023	487,350	97,039
4	NY Harbor ULSD	Nov. 2023	554,501	9,261
2	NY Harbor ULSD	Dec. 2023	265,255	345
5	NY Harbor ULSD	Mar. 2024	616,392	9,193
10	Platinum	Jan. 2024	457,950	2,697
3	Silver	Dec. 2023	336,750	28,059
1	Soybean	Mar. 2024	65,513	639
1	Soybean	Nov. 2024	63,000	2,453
11	Soybean Meal	Mar. 2024	412,500	7,787
7	Soybean Oil	Jan. 2024	231,924	19,260
1	Soybean Oil	Mar. 2024	32,838	909
7	WTI Crude	Dec. 2023	621,600	6,685
8	WTI Crude	Jan. 2024	695,840	(55,882)
5	WTI Crude	Feb. 2024	426,350	(18,631)
5	WTI Crude	Sep. 2024	396,300	(32,087)
6	WTI Crude	Oct. 2024	472,380	(15,447)
6	WTI Crude	Nov. 2024	469,680	(14,347)
11	WTI Crude	Dec. 2024	856,460	19,538
14	WTI Crude	Dec. 2025	1,026,900	(26,265)
7	WTI Light Sweet Crude Oil	Dec. 2023	621,600	(74,691)
				(338,089)
				$(72,601)
A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/03/23	BNP	AUD	1,165	$754,936	$749,142	$—	$(5,794)
Expiring 10/03/23	MSI	AUD	6,898	4,424,338	4,435,649	11,311	—
Expiring 10/03/23	UAGS	AUD	2,430	1,559,527	1,562,539	3,012	—
Expiring 10/19/23	CITI	AUD	319	205,000	205,574	574	—
Expiring 10/19/23	MSI	AUD	320	208,000	205,801	—	(2,199)
Brazilian Real,
Expiring 10/03/23	BNP	BRL	7,383	1,500,000	1,467,925	—	(32,075)
Expiring 10/03/23	BNP	BRL	249	50,000	49,417	—	(583)
Expiring 10/03/23	GSI	BRL	2,239	448,000	445,204	—	(2,796)
Expiring 11/03/23	CITI	BRL	7,414	1,520,639	1,467,767	—	(52,872)
British Pound,
Expiring 10/03/23	BARC	GBP	3,791	4,629,490	4,625,805	—	(3,685)
Expiring 10/03/23	BNP	GBP	50,903	61,911,680	62,107,708	196,028	—
Expiring 10/03/23	BNP	GBP	4,381	5,328,509	5,345,380	16,871	—
Expiring 10/03/23	BNP	GBP	1,039	1,277,091	1,267,713	—	(9,378)
Expiring 10/03/23	HSBC	GBP	426	528,338	519,775	—	(8,563)
Expiring 10/19/23	GSI	GBP	350	428,162	426,652	—	(1,510)
Canadian Dollar,
Expiring 10/03/23	HSBC	CAD	21,124	15,621,765	15,552,956	—	(68,809)
Expiring 10/03/23	HSBC	CAD	2,245	1,660,264	1,652,951	—	(7,313)
Expiring 10/04/23	MSI	CAD	2,269	1,678,290	1,670,651	—	(7,639)
Expiring 10/19/23	UAG	CAD	971	734,390	715,294	—	(19,096)
Chilean Peso,
Expiring 10/19/23	CITI	CLP	223,813	273,076	251,504	—	(21,572)
Chinese Renminbi,
Expiring 11/16/23	BOA	CNH	9,171	1,261,000	1,259,078	—	(1,922)
Expiring 11/16/23	GSI	CNH	6,596	907,000	905,586	—	(1,414)
Expiring 11/16/23	GSI	CNH	6,445	882,000	884,910	2,910	—
Expiring 11/16/23	HSBC	CNH	5,197	717,000	713,505	—	(3,495)
Expiring 11/16/23	HSBC	CNH	3,006	414,000	412,732	—	(1,268)
Colombian Peso,
Expiring 12/20/23	BARC	COP	5,105,368	1,198,317	1,225,933	27,616	—
Expiring 12/20/23	HSBC	COP	2,880,328	714,855	691,643	—	(23,212)
Expiring 12/20/23	TD	COP	3,085,555	756,449	740,923	—	(15,526)
Czech Koruna,
Expiring 10/19/23	BARC	CZK	6,271	271,000	271,555	555	—
Danish Krone,
Expiring 10/03/23	JPM	DKK	106,049	14,993,682	15,035,858	42,176	—
Expiring 10/03/23	JPM	DKK	73,015	10,323,243	10,352,282	29,039	—
Expiring 11/02/23	CITI	DKK	5,535	787,742	786,037	—	(1,705)
Euro,
Expiring 10/03/23	BNP	EUR	86,325	91,478,189	91,281,441	—	(196,748)
Expiring 10/03/23	BNP	EUR	41,124	43,579,103	43,485,375	—	(93,728)
Expiring 10/03/23	BNP	EUR	19,437	20,570,214	20,553,223	—	(16,991)
Expiring 10/03/23	BNP	EUR	351	374,594	371,154	—	(3,440)
Expiring 10/03/23	BNP	EUR	304	326,887	321,456	—	(5,431)
Expiring 10/03/23	HSBC	EUR	25,709	27,595,606	27,185,232	—	(410,374)
Expiring 10/03/23	HSBC	EUR	597	639,402	631,281	—	(8,121)
Expiring 10/03/23	SCL	EUR	6,770	7,176,386	7,158,739	—	(17,647)
Expiring 10/19/23	BARC	EUR	1,423	1,604,462	1,505,935	—	(98,527)
Expiring 10/19/23	BNP	EUR	360	382,000	381,355	—	(645)
Expiring 10/19/23	CITI	EUR	380	422,872	402,094	—	(20,778)
Expiring 10/19/23	CITI	EUR	379	413,000	401,478	—	(11,522)
Expiring 10/19/23	MSI	EUR	500	533,236	529,070	—	(4,166)
Expiring 11/02/23	BNP	EUR	335	355,484	354,691	—	(793)
Expiring 11/02/23	UAGS	EUR	6,770	7,129,264	7,167,950	38,686	—
A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 12/08/23	HSBC	EUR	39	$42,887	$41,365	$—	$(1,522)
Expiring 12/11/23	BNP	EUR	27	29,583	28,179	—	(1,404)
Hungarian Forint,
Expiring 10/19/23	CITI	HUF	268,414	749,131	725,939	—	(23,192)
Expiring 10/19/23	MSI	HUF	76,217	208,000	206,134	—	(1,866)
Expiring 01/24/24	HSBC	HUF	202,658	552,404	540,951	—	(11,453)
Indian Rupee,
Expiring 10/16/23	BNP	INR	161,790	1,947,640	1,944,810	—	(2,830)
Expiring 10/16/23	BNP	INR	70,808	852,360	851,149	—	(1,211)
Expiring 12/20/23	JPM	INR	274,466	3,326,000	3,289,338	—	(36,662)
Expiring 12/20/23	JPM	INR	103,924	1,248,000	1,245,474	—	(2,526)
Expiring 12/20/23	JPM	INR	73,941	887,388	886,144	—	(1,244)
Expiring 12/20/23	JPM	INR	60,174	721,000	721,160	160	—
Expiring 12/20/23	JPM	INR	56,368	674,521	675,544	1,023	—
Expiring 12/20/23	JPM	INR	55,859	670,275	669,444	—	(831)
Expiring 12/20/23	MSI	INR	108,533	1,300,000	1,300,717	717	—
Expiring 12/20/23	SCL	INR	136,692	1,641,964	1,638,186	—	(3,778)
Expiring 12/20/23	SCL	INR	51,100	612,927	612,413	—	(514)
Indonesian Rupiah,
Expiring 10/16/23	BNP	IDR	28,480,033	1,855,135	1,839,347	—	(15,788)
Expiring 10/16/23	BNP	IDR	8,365,819	544,865	540,296	—	(4,569)
Expiring 10/31/23	BNP	IDR	1,548,092	100,000	99,970	—	(30)
Expiring 12/20/23	MSI	IDR	29,828,105	1,938,967	1,924,838	—	(14,129)
Expiring 03/20/24	BNP	IDR	1,834,414	119,015	118,240	—	(775)
Expiring 03/20/24	GSB	IDR	2,459,972	160,217	158,561	—	(1,656)
Expiring 03/20/24	MSI	IDR	27,359,762	1,777,554	1,763,516	—	(14,038)
Expiring 03/20/24	MSI	IDR	4,108,802	266,845	264,839	—	(2,006)
Expiring 03/20/24	MSI	IDR	4,065,496	264,601	262,048	—	(2,553)
Expiring 03/20/24	SCL	IDR	1,605,341	104,777	103,475	—	(1,302)
Japanese Yen,
Expiring 10/03/23	BNP	JPY	298,800	2,032,313	2,000,737	—	(31,576)
Expiring 10/03/23	BNP	JPY	111,000	766,613	743,246	—	(23,367)
Expiring 10/03/23	SCL	JPY	1,049,793	7,243,286	7,029,318	—	(213,968)
Expiring 10/03/23	SCL	JPY	339,191	2,340,323	2,271,189	—	(69,134)
Expiring 10/19/23	BNYM	JPY	56,053	411,780	376,417	—	(35,363)
Expiring 10/19/23	CITI	JPY	29,547	209,000	198,424	—	(10,576)
Expiring 11/02/23	DB	JPY	890,712	6,019,348	5,996,222	—	(23,126)
Expiring 11/02/23	MSI	JPY	563,438	3,796,897	3,793,029	—	(3,868)
Malaysian Ringgit,
Expiring 10/18/23	BNP	MYR	5,800	1,237,404	1,239,915	2,511	—
Expiring 10/18/23	GSB	MYR	201	43,116	43,016	—	(100)
Expiring 10/18/23	MSI	MYR	726	155,629	155,242	—	(387)
Mexican Peso,
Expiring 10/04/23	GSB	MXN	21,510	1,247,750	1,233,268	—	(14,482)
Expiring 10/16/23	GSB	MXN	11,143	636,772	637,516	744	—
Expiring 11/01/23	GSB	MXN	9,690	558,728	552,839	—	(5,889)
Expiring 11/17/23	BNP	MXN	30,661	1,743,599	1,744,649	1,050	—
Expiring 11/17/23	JPM	MXN	10	596	589	—	(7)
Expiring 12/14/23	BARC	MXN	14,215	815,884	805,185	—	(10,699)
Expiring 12/14/23	CITI	MXN	68,540	3,939,171	3,882,335	—	(56,836)
New Taiwanese Dollar,
Expiring 12/20/23	BNP	TWD	27,717	866,000	864,358	—	(1,642)
New Zealand Dollar,
Expiring 10/03/23	HSBC	NZD	2,629	1,553,331	1,575,689	22,358	—
Expiring 10/03/23	MSI	NZD	4,167	2,475,724	2,497,599	21,875	—
A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/03/23	SCL	NZD	113	$66,735	$67,836	$1,101	$—
Expiring 10/19/23	BARC	NZD	1,420	894,336	850,784	—	(43,552)
Expiring 11/02/23	MSI	NZD	113	67,243	67,836	593	—
Norwegian Krone,
Expiring 10/03/23	BNP	NOK	30,788	2,919,049	2,878,599	—	(40,450)
Expiring 10/03/23	GSB	NOK	4,041	379,798	377,832	—	(1,966)
Expiring 11/02/23	CITI	NOK	4,496	419,056	420,758	1,702	—
Expiring 11/02/23	JPM	NOK	30,307	2,812,704	2,836,036	23,332	—
Peruvian Nuevo Sol,
Expiring 12/20/23	CITI	PEN	5,059	1,356,924	1,329,884	—	(27,040)
Polish Zloty,
Expiring 10/19/23	CITI	PLN	1,808	411,000	413,694	2,694	—
Expiring 10/19/23	GSI	PLN	2,161	543,000	494,362	—	(48,638)
Expiring 10/19/23	GSI	PLN	906	208,000	207,291	—	(709)
Expiring 10/19/23	JPM	PLN	2,160	541,000	494,050	—	(46,950)
Singapore Dollar,
Expiring 12/20/23	BOA	SGD	1,005	738,000	738,083	83	—
Expiring 12/20/23	CITI	SGD	396	290,000	290,953	953	—
Expiring 12/20/23	SCB	SGD	1,208	890,000	886,915	—	(3,085)
South African Rand,
Expiring 10/20/23	GSB	ZAR	2,854	148,930	150,450	1,520	—
Expiring 11/22/23	JPM	ZAR	22,299	1,164,865	1,172,064	7,199	—
Expiring 12/20/23	TD	ZAR	12,769	667,083	669,440	2,357	—
South Korean Won,
Expiring 12/20/23	CITI	KRW	2,627	1,991	1,951	—	(40)
Expiring 12/20/23	JPM	KRW	1,315,423	986,000	976,829	—	(9,171)
Swiss Franc,
Expiring 10/19/23	SSB	CHF	298	346,637	325,966	—	(20,671)
Thai Baht,
Expiring 10/20/23	BNP	THB	105,246	2,953,277	2,895,631	—	(57,646)
Expiring 10/20/23	DB	THB	59,587	1,675,813	1,639,409	—	(36,404)
Expiring 12/20/23	BOA	THB	26,255	733,000	726,462	—	(6,538)
				$422,452,243	$420,741,897	460,750	(2,171,096)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/03/23	BNP	AUD	2,549	$1,639,239	$1,639,108	$131	$—
Expiring 10/03/23	BNP	AUD	389	249,182	250,143	—	(961)
Expiring 10/03/23	CITI	AUD	1,746	1,124,914	1,122,747	2,167	—
Expiring 10/03/23	CITI	AUD	725	469,923	466,204	3,719	—
Expiring 10/03/23	MSI	AUD	915	590,478	588,430	2,048	—
Expiring 10/03/23	UAGS	AUD	3,594	2,305,631	2,311,230	—	(5,599)
Expiring 10/03/23	UAGS	AUD	964	623,069	619,610	3,459	—
Expiring 10/19/23	CITI	AUD	320	209,000	206,210	2,790	—
Expiring 10/19/23	CITI	AUD	317	210,262	203,967	6,295	—
Expiring 10/19/23	DB	AUD	1,201	817,821	772,772	45,049	—
Expiring 10/19/23	SSB	AUD	317	205,000	204,102	898	—
Expiring 11/02/23	BARC	AUD	389	248,171	250,420	—	(2,249)
Expiring 11/02/23	MSI	AUD	6,898	4,428,980	4,440,563	—	(11,583)
Expiring 11/02/23	UAGS	AUD	2,430	1,561,159	1,564,270	—	(3,111)
A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 10/03/23	CITI	BRL	7,382	$1,520,639	$1,467,622	$53,017	$—
Expiring 10/03/23	DB	BRL	1,709	347,047	339,715	7,332	—
Expiring 11/03/23	BNP	BRL	1,945	387,000	385,006	1,994	—
Expiring 01/03/24	GSB	BRL	11,000	2,171,180	2,162,956	8,224	—
Expiring 01/03/24	JPM	BRL	4,600	919,213	904,509	14,704	—
British Pound,
Expiring 10/03/23	BNP	GBP	226	286,504	275,749	10,755	—
Expiring 10/03/23	CITI	GBP	21,885	27,291,652	26,702,501	589,151	—
Expiring 10/03/23	CITI	GBP	5,413	6,728,351	6,604,552	123,799	—
Expiring 10/03/23	HSBC	GBP	24,644	31,001,825	30,068,367	933,458	—
Expiring 10/03/23	HSBC	GBP	4,581	5,762,927	5,589,407	173,520	—
Expiring 10/03/23	MSI	GBP	3,791	4,786,742	4,625,805	160,937	—
Expiring 10/19/23	BOA	GBP	965	1,249,514	1,177,544	71,970	—
Expiring 11/02/23	BARC	GBP	3,791	4,630,241	4,626,671	3,570	—
Expiring 11/02/23	BARC	GBP	548	671,862	668,755	3,107	—
Expiring 11/02/23	BNP	GBP	50,903	61,922,268	62,119,332	—	(197,064)
Expiring 11/02/23	BNP	GBP	4,381	5,329,421	5,346,382	—	(16,961)
Canadian Dollar,
Expiring 10/03/23	BNP	CAD	733	541,272	539,696	1,576	—
Expiring 10/03/23	GSB	CAD	9,360	6,917,210	6,891,615	25,595	—
Expiring 10/03/23	JPM	CAD	473	351,849	348,262	3,587	—
Expiring 10/03/23	UAGS	CAD	10,558	7,786,813	7,773,499	13,314	—
Expiring 10/03/23	UAGS	CAD	2,245	1,655,794	1,652,963	2,831	—
Expiring 10/19/23	CITI	CAD	277	205,000	203,932	1,068	—
Expiring 11/02/23	HSBC	CAD	21,115	15,621,765	15,553,317	68,448	—
Expiring 11/02/23	HSBC	CAD	2,244	1,660,264	1,652,989	7,275	—
Chilean Peso,
Expiring 12/20/23	DB	CLP	292,641	326,973	327,229	—	(256)
Expiring 12/20/23	TD	CLP	1,344,708	1,494,552	1,503,643	—	(9,091)
Expiring 12/20/23	UAG	CLP	403,975	446,000	451,722	—	(5,722)
Chinese Renminbi,
Expiring 11/16/23	MSI	CNH	25,979	3,563,541	3,566,719	—	(3,178)
Expiring 02/16/24	BNP	CNH	1,898	267,311	261,992	5,319	—
Expiring 02/16/24	BNP	CNH	580	81,772	80,126	1,646	—
Expiring 02/16/24	MSI	CNH	1,451	204,917	200,316	4,601	—
Expiring 03/26/24	BNP	CNH	40,721	5,649,699	5,636,889	12,810	—
Expiring 03/26/24	BNP	CNH	14,676	2,039,214	2,031,590	7,624	—
Expiring 03/26/24	DB	CNH	46,713	6,482,707	6,466,357	16,350	—
Expiring 03/26/24	GSB	CNH	23,821	3,297,220	3,297,471	—	(251)
Expiring 03/26/24	GSB	CNH	12,521	1,735,405	1,733,286	2,119	—
Expiring 03/26/24	HSBC	CNH	4,098	566,783	567,274	—	(491)
Expiring 03/26/24	MSI	CNH	18,230	2,527,846	2,523,505	4,341	—
Expiring 03/26/24	SCL	CNH	17,897	2,472,175	2,477,473	—	(5,298)
Colombian Peso,
Expiring 12/20/23	MSI	COP	2,021,450	500,000	485,403	14,597	—
Czech Koruna,
Expiring 10/19/23	BARC	CZK	19,448	875,000	842,185	32,815	—
Expiring 10/19/23	BARC	CZK	6,113	287,428	264,698	22,730	—
Expiring 10/19/23	BNP	CZK	8,642	374,680	374,242	438	—
Expiring 10/19/23	BNP	CZK	4,541	211,000	196,655	14,345	—
Danish Krone,
Expiring 10/02/23	BARC	DKK	186,135	28,169,963	26,389,417	1,780,546	—
Expiring 10/02/23	HSBC	DKK	24,365	3,600,876	3,454,351	146,525	—
Expiring 10/02/23	HSBC	DKK	15,845	2,354,835	2,246,420	108,415	—
Expiring 10/03/23	BNP	DKK	106,080	15,505,756	15,040,357	465,399	—
A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 10/03/23	BNP	DKK	73,037	$10,675,809	$10,355,379	$320,430	$—
Expiring 11/02/23	JPM	DKK	105,884	14,993,682	15,036,799	—	(43,117)
Expiring 11/02/23	JPM	DKK	72,902	10,323,243	10,352,929	—	(29,686)
Expiring 01/02/24	BNP	DKK	46,155	6,871,838	6,580,759	291,079	—
Expiring 01/02/24	BNP	DKK	12,078	1,805,333	1,722,017	83,316	—
Expiring 04/02/24	BARC	DKK	23,321	3,484,012	3,342,477	141,535	—
Expiring 04/02/24	BNP	DKK	18,102	2,699,588	2,594,421	105,167	—
Expiring 04/02/24	BNP	DKK	2,800	405,145	401,303	3,842	—
Expiring 04/02/24	JPM	DKK	13,700	1,992,907	1,963,521	29,386	—
Expiring 10/01/24	BARC	DKK	14,900	2,177,097	2,157,082	20,015	—
Expiring 10/01/24	BNP	DKK	17,600	2,565,767	2,547,962	17,805	—
Expiring 10/01/24	BNP	DKK	17,600	2,580,944	2,547,962	32,982	—
Expiring 10/01/24	MSI	DKK	17,700	2,564,708	2,562,439	2,269	—
Euro,
Expiring 10/03/23	BNP	EUR	7,050	7,580,764	7,454,817	125,947	—
Expiring 10/03/23	BNP	EUR	686	731,192	725,390	5,802	—
Expiring 10/03/23	GSI	EUR	19,437	20,996,762	20,553,223	443,539	—
Expiring 10/03/23	HSBC	EUR	102,105	110,394,483	107,967,542	2,426,941	—
Expiring 10/03/23	HSBC	EUR	42,025	45,437,010	44,438,111	998,899	—
Expiring 10/03/23	HSBC	EUR	1,191	1,296,033	1,259,388	36,645	—
Expiring 10/03/23	SCL	EUR	807	863,506	853,338	10,168	—
Expiring 10/03/23	UAGS	EUR	6,770	7,120,490	7,158,739	—	(38,249)
Expiring 10/03/23	UAGS	EUR	546	580,659	577,352	3,307	—
Expiring 10/19/23	BOA	EUR	380	418,000	402,143	15,857	—
Expiring 10/19/23	CITI	EUR	380	424,213	402,094	22,119	—
Expiring 10/19/23	GSI	EUR	191	210,000	202,429	7,571	—
Expiring 11/02/23	BNP	EUR	86,325	91,590,325	91,398,891	191,434	—
Expiring 11/02/23	BNP	EUR	41,124	43,632,523	43,541,326	91,197	—
Expiring 11/02/23	BNP	EUR	19,437	20,595,482	20,579,668	15,814	—
Expiring 11/02/23	BNP	EUR	1,078	1,143,917	1,141,367	2,550	—
Expiring 12/08/23	SCL	EUR	2	2,288	2,249	39	—
Expiring 12/11/23	BNP	EUR	16	18,001	17,388	613	—
Expiring 12/11/23	SCL	EUR	10	10,977	10,791	186	—
Hungarian Forint,
Expiring 10/05/23	HSBC	HUF	4,128	11,071	11,196	—	(125)
Expiring 10/19/23	BOA	HUF	149,280	419,000	403,735	15,265	—
Expiring 10/19/23	GSI	HUF	196,971	526,000	532,719	—	(6,719)
Expiring 10/19/23	GSI	HUF	164,356	460,000	444,510	15,490	—
Expiring 10/19/23	GSI	HUF	158,468	438,000	428,586	9,414	—
Expiring 10/19/23	GSI	HUF	156,537	436,000	423,363	12,637	—
Indian Rupee,
Expiring 12/20/23	DB	INR	62,377	748,000	747,556	444	—
Indonesian Rupiah,
Expiring 03/20/24	BNP	IDR	14,959,726	976,165	964,253	11,912	—
Expiring 03/20/24	GSB	IDR	36,334	2,358	2,342	16	—
Expiring 03/20/24	JPM	IDR	4,999,469	322,000	322,249	—	(249)
Israeli Shekel,
Expiring 12/20/23	BARC	ILS	2,035	534,000	535,921	—	(1,921)
Expiring 12/20/23	BARC	ILS	1,054	277,405	277,553	—	(148)
Expiring 12/20/23	CITI	ILS	1,920	501,000	505,509	—	(4,509)
Expiring 12/20/23	DB	ILS	2,018	530,177	531,347	—	(1,170)
Expiring 12/20/23	HSBC	ILS	2,978	781,992	784,006	—	(2,014)
Japanese Yen,
Expiring 10/03/23	BNP	JPY	356,900	2,464,901	2,389,769	75,132	—
Expiring 10/03/23	DB	JPY	894,957	6,019,348	5,992,546	26,802	—
A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/02/23	MSI	JPY	17,672	$119,086	$118,965	$121	$—
Malaysian Ringgit,
Expiring 10/18/23	BARC	MYR	1,642	350,000	351,018	—	(1,018)
Expiring 10/18/23	BNP	MYR	2,688	576,130	574,678	1,452	—
Expiring 10/18/23	SCL	MYR	3,742	802,293	800,030	2,263	—
Mexican Peso,
Expiring 10/04/23	GSB	MXN	14,210	819,286	814,717	4,569	—
Expiring 10/04/23	GSB	MXN	8,224	477,031	471,494	5,537	—
Expiring 10/16/23	GSB	MXN	1,416	80,939	81,034	—	(95)
Expiring 11/17/23	JPM	MXN	27	1,559	1,540	19	—
Expiring 12/14/23	CITI	MXN	417	23,367	23,621	—	(254)
Expiring 12/14/23	GSB	MXN	2,915	168,005	165,091	2,914	—
Expiring 12/14/23	GSB	MXN	402	23,191	22,789	402	—
Expiring 12/20/23	BARC	MXN	11,937	669,136	675,457	—	(6,321)
Expiring 12/20/23	BOA	MXN	8,040	451,000	454,933	—	(3,933)
Expiring 12/20/23	SSB	MXN	8,083	464,000	457,397	6,603	—
New Taiwanese Dollar,
Expiring 10/16/23	BNP	TWD	79,282	2,485,714	2,465,825	19,889	—
Expiring 10/16/23	BNP	TWD	54,662	1,714,286	1,700,113	14,173	—
Expiring 12/20/23	DB	TWD	11,167	351,000	348,252	2,748	—
Expiring 12/20/23	JPM	TWD	20,042	633,806	625,009	8,797	—
Expiring 12/20/23	JPM	TWD	17,072	539,674	532,385	7,289	—
Expiring 12/20/23	MSI	TWD	18,860	601,718	588,150	13,568	—
Expiring 12/20/23	SCL	TWD	19,852	630,541	619,075	11,466	—
Expiring 03/20/24	BNP	TWD	64,561	2,051,759	2,030,116	21,643	—
Expiring 03/20/24	BNP	TWD	25,992	822,465	817,333	5,132	—
Expiring 03/20/24	SCL	TWD	49,159	1,557,379	1,545,800	11,579	—
New Zealand Dollar,
Expiring 10/03/23	BNP	NZD	6,796	4,047,631	4,073,289	—	(25,658)
Expiring 10/03/23	MSI	NZD	113	67,241	67,835	—	(594)
Expiring 11/02/23	MSI	NZD	4,167	2,475,787	2,497,627	—	(21,840)
Norwegian Krone,
Expiring 10/03/23	CITI	NOK	4,500	419,056	420,755	—	(1,699)
Expiring 10/03/23	JPM	NOK	30,332	2,812,704	2,835,966	—	(23,262)
Peruvian Nuevo Sol,
Expiring 11/07/23	CITI	PEN	8,217	2,210,280	2,164,516	45,764	—
Expiring 11/07/23	CITI	PEN	1,796	483,219	473,214	10,005	—
Expiring 12/20/23	BARC	PEN	2,488	659,950	654,125	5,825	—
Expiring 12/20/23	BOA	PEN	1,896	497,000	498,351	—	(1,351)
Philippine Peso,
Expiring 12/20/23	CITI	PHP	51,280	903,136	905,536	—	(2,400)
Polish Zloty,
Expiring 10/19/23	CITI	PLN	1,966	452,000	449,798	2,202	—
Expiring 10/19/23	GSI	PLN	853	208,000	195,188	12,812	—
Expiring 10/19/23	HSBC	PLN	1,912	468,000	437,336	30,664	—
Expiring 10/19/23	HSBC	PLN	1,484	372,640	339,414	33,226	—
Expiring 10/19/23	MSI	PLN	1,863	456,000	426,216	29,784	—
Expiring 10/19/23	MSI	PLN	888	208,000	203,051	4,949	—
Expiring 10/19/23	TD	PLN	1,938	449,000	443,437	5,563	—
Singapore Dollar,
Expiring 12/20/23	JPM	SGD	8,036	5,929,816	5,901,013	28,803	—
Expiring 12/20/23	JPM	SGD	108	79,776	79,478	298	—
South Korean Won,
Expiring 10/16/23	BNP	KRW	2,202,369	1,662,165	1,629,744	32,421	—
Expiring 10/16/23	BNP	KRW	712,443	537,835	527,205	10,630	—
A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 11/06/23	BNP	KRW	138,471	$102,639	$102,589	$50	$—
Expiring 11/06/23	BNP	KRW	131,450	97,361	97,387	—	(26)
Expiring 12/20/23	BNP	KRW	4,087,370	3,082,807	3,035,270	47,537	—
Expiring 12/20/23	BNP	KRW	2,431,844	1,832,450	1,805,881	26,569	—
Expiring 12/20/23	BNP	KRW	1,738,420	1,313,899	1,290,946	22,953	—
Expiring 12/20/23	CITI	KRW	551,345	417,000	409,427	7,573	—
Expiring 12/20/23	DB	KRW	2,481,259	1,871,123	1,842,576	28,547	—
Expiring 12/20/23	MSI	KRW	14,611,766	11,012,621	10,850,657	161,964	—
Expiring 12/20/23	SCB	KRW	4,569,416	3,463,646	3,393,235	70,411	—
Expiring 12/20/23	UAGS	KRW	2,596,797	1,960,172	1,928,374	31,798	—
Swiss Franc,
Expiring 10/19/23	GSI	CHF	299	347,000	327,077	19,923	—
Thai Baht,
Expiring 10/20/23	BNP	THB	39,807	1,082,900	1,095,221	—	(12,321)
Expiring 10/20/23	JPM	THB	54,423	1,480,100	1,497,348	—	(17,248)
Expiring 12/20/23	GSI	THB	14,534	409,746	402,168	7,578	—
				$789,385,015	$778,474,770	11,417,987	(507,742)
						$11,878,737	$(2,678,838)
Cross currency exchange contracts outstanding at September 30, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/23	Buy	CZK	3,936	EUR	160	$1,136	$—	BARC
10/19/23	Buy	EUR	194	HUF	75,545	965	—	DB
10/19/23	Buy	EUR	194	PLN	901	—	(935)	MSI
10/19/23	Buy	PLN	909	EUR	194	2,594	—	CITI
						$4,695	$(935)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	10/16/23	0.500%(M)	5,757	*	$3,752	$(80)	$3,832	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
General Electric Co.	12/20/23	1.000%(Q)	1,800	0.202%	$(4,129)	$3,778	$7,907
General Electric Co.	12/20/23	1.000%(Q)	300	0.202%	(856)	630	1,486
					$(4,985)	$4,408	$9,393

A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Credit default swap agreements outstanding at September 30, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	12/20/24	1.000%(Q)	140	$(1,058)	$241	$(1,299)	CITI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bombardier, Inc.	12/20/23	5.000%(Q)	140	1.337%	$1,363	$1,142	$221	MSI
Federative Republic of Brazil	12/20/23	1.000%(Q)	200	0.236%	404	(351)	755	HSBCNA
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	4,770	0.216%	1,117	2,209	(1,092)	BOA
Petroleos Mexicanos	12/20/24	1.000%(Q)	140	3.525%	(4,087)	(3,228)	(859)	CITI
Republic of Colombia	06/20/27	1.000%(Q)	1,100	1.696%	(25,261)	(37,403)	12,142	BNP
Republic of Columbia	12/20/26	1.000%(Q)	3,400	1.451%	(44,048)	(60,025)	15,977	BNP
Republic of Columbia	06/20/27	1.000%(Q)	800	1.696%	(18,371)	(20,560)	2,189	GSI
Republic of Columbia	06/20/27	1.000%(Q)	800	1.696%	(18,371)	(20,560)	2,189	MSCS
Republic of Columbia	12/20/27	1.000%(Q)	900	1.883%	(29,343)	(65,007)	35,664	MSCS
Republic of Columbia	12/20/27	1.000%(Q)	400	1.883%	(13,041)	(28,892)	15,851	GSI
Republic of Columbia	12/20/27	1.000%(Q)	200	1.883%	(6,520)	(14,449)	7,929	BNP
Republic of South Africa	12/20/25	1.000%(Q)	1,100	1.561%	(12,515)	(27,957)	15,442	GSI
Republic of Turkey	12/20/23	1.000%(Q)	1,600	0.694%	1,586	(13,906)	15,492	BOA
Republic of Turkey	12/20/23	1.000%(Q)	400	0.694%	396	(3,065)	3,461	BARC
Republic of Turkey	12/20/23	1.000%(Q)	200	0.694%	198	(1,480)	1,678	BARC
Republic of Turkey	06/20/27	1.000%(Q)	1,500	3.445%	(117,546)	(255,042)	137,496	BNP
					$(284,039)	$(548,574)	$264,535

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.40	06/20/33	1.000%(Q)		11,700	$131,685	$82,407	$(49,278)
CDX.NA.IG.41	12/20/33	1.000%(Q)		39,800	397,681	393,140	(4,541)
iTraxx Europe Series 40	12/20/33	1.000%(Q)	EUR	11,600	144,574	152,553	7,979
					$673,940	$628,100	$(45,840)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.39	12/20/27	1.000%(Q)	100	0.658%	$491	$1,322	$831
CDX.NA.IG.40	06/20/28	1.000%(Q)	16,100	0.683%	224,637	217,689	(6,948)
CDX.NA.IG.41	12/20/28	1.000%(Q)	96,700	0.736%	1,234,473	1,188,009	(46,464)
					$1,459,601	$1,407,020	$(52,581)

A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Credit default swap agreements outstanding at September 30, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	$(2,996)	$(153,599)	$150,603	DB
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	(908)	(46,205)	45,297	GSI
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	(545)	(37,390)	36,845	ML
					$(4,449)	$(237,194)	$232,745
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	8,100	3 Month BBSW plus 42.00 bps(Q)/ 4.560%	5,589	3 Month LIBOR(Q)/ 5.657%	CITI	07/31/29	$18,293	$—	$18,293
AUD	8,000	3 Month BBSW plus 42.25 bps(Q)/ 4.563%	5,520	3 Month LIBOR(Q)/ 5.657%	GSB	08/01/29	18,496	—	18,496
							$36,789	$—	$36,789

A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Inflation swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	2,940	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	$(92)	$286,642	$286,734
EUR	4,400	09/15/24	3.520%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,141)	(60,842)	(59,701)
EUR	2,100	09/15/24	3.720%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(2,032)	(20,160)	(18,128)
EUR	5,900	09/15/24	3.850%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(40,399)	(40,399)
EUR	1,600	05/15/27	3.000%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	575	58,587	58,012
EUR	700	05/15/27	3.130%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	20,802	20,802
EUR	440	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	72	(71,294)	(71,366)
EUR	3,400	03/15/28	2.260%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	73,421	73,421
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	60	(267,112)	(267,172)
EUR	2,500	08/15/30	2.359%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	11,362	126,738	115,376
EUR	9,500	03/15/31	1.380%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(51,846)	(2,114,216)	(2,062,370)
EUR	2,600	05/15/32	2.600%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	11,592	136,084	124,492
EUR	900	06/15/32	2.570%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	35,551	35,551
EUR	2,200	06/15/32	2.720%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(13,379)	53,361	66,740
EUR	1,400	07/15/32	2.470%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	68,953	68,953
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(390)	90,358	90,748
EUR	1,790	05/15/37	2.488%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	1,908	(126,325)	(128,233)
EUR	40	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	(1)	(6,374)	(6,373)
EUR	315	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	888	(81,190)	(82,078)
EUR	300	03/15/52	2.580%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	228	(35,700)	(35,928)
EUR	600	03/15/52	2.590%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(14,905)	(69,703)	(54,798)
EUR	200	04/15/52	2.550%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	245	(23,145)	(23,390)
EUR	260	05/15/52	2.421%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(37,970)	(37,970)
EUR	700	12/15/52	2.590%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(40,021)	(40,021)
EUR	800	04/15/53	2.700%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	5,268	(12,880)	(18,148)
EUR	700	09/15/53	2.763%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	843	1,105	262
	5,100	09/08/24	2.510%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(4,248)	(4,248)
	5,000	09/12/24	2.565%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,192)	(1,192)
	5,200	02/26/26	2.314%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	530,751	530,751
	5,000	03/05/26	2.419%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	484,564	484,564
	4,000	05/13/26	2.768%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	305,462	305,462
	1,600	05/14/26	2.813%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	118,436	118,436
	2,880	05/25/26	2.703%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	281	225,729	225,448
	300	06/01/26	2.690%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	23,460	23,460
	3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	4,092	(340,662)	(344,754)
	1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(102,692)	(102,692)
	1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(153,637)	(153,637)
	1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(156,639)	(156,639)
	500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(51)	(44,998)	(44,947)
	200	08/26/28	2.573%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	13,003	13,003
	900	09/10/28	2.645%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	51,817	51,817
	2,700	07/25/29	1.998%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	1,297	(347,019)	(348,316)
	3,300	11/20/29	1.883%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,051	(468,732)	(470,783)
	6,000	05/19/30	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,183,174)	(1,183,174)
	7,300	02/24/31	2.311%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	2,506	801,124	798,618
					$(40,569)	$(2,304,376)	$(2,263,807)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
 Interest rate swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	9,000	06/17/30	1.250%(S)	6 Month BBSW(1)(S)/ 4.410%	$(139,811)	$1,175,512	$1,315,323
A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	1,800	09/15/32	4.250%(S)	6 Month BBSW(2)(S)/ 4.410%	$(2,081)	$(31,590)	$(29,509)
AUD	41,400	09/15/32	4.500%(S)	6 Month BBSW(2)(S)/ 4.410%	(65,022)	(475,932)	(410,910)
AUD	11,800	03/15/33	4.250%(S)	6 Month BBSW(2)(S)/ 4.410%	198,898	(278,711)	(477,609)
AUD	26,400	06/21/33	4.000%(S)	6 Month BBSW(2)(S)/ 4.410%	(442,338)	(1,030,183)	(587,845)
AUD	24,000	12/20/33	4.750%(S)	6 Month BBSW(2)(S)/ 4.410%	(71,595)	(210,735)	(139,140)
BRL	15,000	01/04/27	6.280%(T)	1 Day BROIS(1)(T)/ 0.047%	—	450,498	450,498
CAD	3,500	03/03/25	1.220%(S)	3 Month CDOR(2)(S)/ 5.513%	—	(159,503)	(159,503)
CAD	98,500	05/10/25	3.500%(A)	1 Day CORRA(2)(A)/ 5.020%	(110,972)	(1,057,034)	(946,062)
CAD	5,600	06/17/25	1.500%(S)	3 Month CDOR(2)(S)/ 5.513%	(14,907)	(309,985)	(295,078)
CAD	31,200	08/30/25	4.600%(A)	1 Day CORRA(2)(A)/ 5.020%	4,735	(50,070)	(54,805)
CAD	4,700	12/20/25	3.750%(S)	1 Day CORRA(1)(S)/ 5.020%	74,235	74,806	571
CAD	4,470	03/15/28	3.250%(S)	3 Month CDOR(1)(S)/ 5.513%	(12,447)	199,613	212,060
CAD	6,600	12/18/29	1.900%(S)	3 Month CDOR(2)(S)/ 5.513%	49,092	(744,543)	(793,635)
CAD	14,500	06/17/30	1.500%(S)	3 Month CDOR(2)(S)/ 5.513%	39,707	(1,990,855)	(2,030,562)
CAD	2,300	03/15/33	3.250%(S)	3 Month CDOR(1)(S)/ 5.513%	1,185	164,585	163,400
CHF	100	02/10/27	0.294%(A)	3 Month SARON(2)(A)/ 1.715%	(143)	(5,759)	(5,616)
CHF	3,200	02/14/27	0.283%(A)	3 Month SARON(2)(A)/ 1.715%	—	(186,215)	(186,215)
CHF	2,600	02/15/27	0.300%(A)	3 Month SARON(2)(A)/ 1.715%	—	(149,292)	(149,292)
CHF	2,000	05/16/27	0.343%(A)	3 Month SARON(2)(A)/ 1.715%	—	(113,149)	(113,149)
CNH	28,400	03/16/27	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(8,093)	32,336	40,429
CNH	22,000	12/21/27	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(16,506)	19,959	36,465
CNH	41,300	06/21/28	2.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	67,536	94,402	26,866
CNH	39,800	09/20/28	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	27,623	25,510	(2,113)
CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)/ 7.020%	—	(98,455)	(98,455)
EUR	26,900	11/21/23	(0.526)%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(431,157)	(431,157)
EUR	4,700	03/30/24	1.000%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(4,691)	(136,588)	(131,897)
EUR	5,900	04/11/24	2.100%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(54,233)	(54,233)
EUR	13,200	04/13/24	2.100%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(123,924)	(123,924)
EUR	1,900	04/26/24	2.250%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(14,853)	(14,853)
EUR	2,100	04/28/24	2.250%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(16,478)	(16,478)
EUR	1,900	05/03/24	2.250%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(14,645)	(14,645)
EUR	3,200	05/17/24	2.100%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(30,137)	(30,137)
EUR	700	08/10/24	0.550%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(25,559)	(25,559)
EUR	200	08/10/24	0.550%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(7,303)	(7,303)
EUR	75,100	03/20/26	3.500%(A)	6 Month EURIBOR(1)(S)/ 4.125%	14,311	62,232	47,921
EUR	28,270	03/19/27	3.000%(A)	6 Month EURIBOR(2)(S)/ 4.125%	155,710	(86,066)	(241,776)
EUR	1,200	04/11/27	0.700%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(132,670)	(132,670)
EUR	1,100	04/11/27	0.700%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(121,614)	(121,614)
EUR	2,600	04/12/27	0.650%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(292,322)	(292,322)
EUR	2,100	04/12/27	0.650%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(236,106)	(236,106)
EUR	1,400	05/11/27	0.650%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(157,719)	(157,719)
EUR	1,400	05/11/27	0.650%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(157,719)	(157,719)
EUR	2,600	05/13/27	1.000%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(257,118)	(257,118)
EUR	2,400	05/13/27	1.000%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(237,340)	(237,340)
EUR	1,200	05/18/27	1.000%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(118,618)	(118,618)
EUR	1,100	05/18/27	1.000%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(108,734)	(108,734)
EUR	91,490	03/20/29	3.250%(A)	6 Month EURIBOR(2)(S)/ 4.125%	521,139	(233,384)	(754,523)
EUR	5,600	08/15/32	2.879%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(228,242)	(228,242)
EUR	12,550	03/15/33	3.000%(A)	6 Month EURIBOR(1)(S)/ 4.125%	(119,827)	173,539	293,366
EUR	39,820	03/20/34	3.000%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(475,924)	(1,227,049)	(751,125)
EUR	78,500	03/20/34	3.000%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(938,254)	(2,418,969)	(1,480,715)
EUR	5,790	09/21/37	2.250%(A)	6 Month EURIBOR(2)(S)/ 4.125%	(306)	(799,029)	(798,723)
EUR	3,540	09/21/42	2.250%(A)	6 Month EURIBOR(2)(S)/ 4.125%	254,712	(581,861)	(836,573)
A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	450	05/27/50	0.054%(A)	6 Month EURIBOR(1)(S)/ 4.125%	$—	$232,081	$232,081
EUR	2,400	11/04/52	0.190%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	1,416,245	1,416,245
EUR	2,500	11/04/52	0.195%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	1,472,669	1,472,669
EUR	4,800	11/08/52	0.197%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	2,824,729	2,824,729
EUR	900	11/17/52	0.064%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	553,809	553,809
EUR	7,990	03/20/54	2.750%(A)	6 Month EURIBOR(1)(S)/ 4.125%	100,546	480,778	380,232
EUR	19,200	03/20/54	2.750%(A)	6 Month EURIBOR(1)(S)/ 4.125%	221,778	1,155,311	933,533
GBP	565	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 5.187%	(17,910)	29,096	47,006
GBP	400	03/20/26	5.500%(A)	1 Day SONIA(2)(A)/ 5.187%	3,656	5,009	1,353
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.187%	(144,600)	370,293	514,893
GBP	5,600	03/20/29	5.000%(A)	1 Day SONIA(2)(A)/ 5.187%	145,475	157,383	11,908
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 5.187%	(94,015)	266,482	360,497
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.187%	(10,753)	66,327	77,080
GBP	33,600	03/20/34	4.500%(A)	1 Day SONIA(2)(A)/ 5.187%	1,043,032	678,771	(364,261)
GBP	600	03/20/54	4.250%(A)	1 Day SONIA(2)(A)/ 5.187%	29,923	8,084	(21,839)
INR	146,820	09/20/28	6.500%(S)	1 Month MIBOR(2)(S)/ 6.950%	(21,914)	(22,653)	(739)
INR	91,280	09/20/33	6.500%(S)	1 Month MIBOR(1)(S)/ 6.950%	27,859	28,298	439
JPY	1,820,310	03/16/24	0.000%(A)	1 Day TONAR(2)(A)/ (0.062)%	(3,232)	4,164	7,396
JPY	6,590,000	06/17/25	0.000%(S)	1 Day TONAR(1)(S)/ (0.062)%	(53,028)	173,373	226,401
JPY	1,670,000	12/15/26	0.000%(A)	1 Day TONAR(2)(A)/ (0.062)%	(119,131)	(133,485)	(14,354)
JPY	90,000	12/16/30	0.000%(S)	1 Day TONAR(1)(S)/ (0.062)%	3,654	35,370	31,716
JPY	320,000	08/17/31	0.000%(A)	1 Day TONAR(1)(A)/ (0.062)%	19,241	135,885	116,644
JPY	1,204,000	12/15/31	0.500%(A)	1 Day TONAR(1)(A)/ (0.062)%	23,086	191,581	168,495
JPY	182,080	03/15/32	0.250%(A)	1 Day TONAR(1)(A)/ (0.062)%	34,469	59,988	25,519
JPY	300,000	09/20/33	0.850%(A)	1 Day TONAR(2)(A)/ (0.062)%	(1,362)	(23,254)	(21,892)
JPY	160,000	09/20/33	0.850%(A)	1 Day TONAR(1)(A)/ (0.062)%	8,165	12,402	4,237
JPY	1,930,000	06/19/39	0.400%(S)	1 Day TONAR(2)(S)/ (0.062)%	402,558	(1,742,308)	(2,144,866)
JPY	711,000	12/15/41	0.200%(A)	1 Day TONAR(1)(A)/ (0.062)%	505,849	916,431	410,582
JPY	239,000	03/15/42	0.500%(A)	1 Day TONAR(1)(A)/ (0.062)%	68,160	232,390	164,230
JPY	1,327,090	06/15/52	0.800%(A)	1 Day TONAR(2)(A)/ (0.062)%	(164,606)	(1,509,116)	(1,344,510)
JPY	120,000	09/20/53	1.200%(A)	1 Day TONAR(1)(A)/ (0.062)%	65,762	64,798	(964)
KRW	20,852,980	09/20/28	3.500%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	(182,330)	(216,564)	(34,234)
MXN	20,200	02/26/25	6.080%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	—	(79,168)	(79,168)
MXN	25,300	07/07/25	4.870%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	1,154	(146,332)	(147,486)
NOK	9,200	11/12/24	1.993%(A)	6 Month NIBOR(1)(S)/ 5.030%	(4,815)	26,531	31,346
NOK	13,200	03/18/25	1.635%(A)	6 Month NIBOR(1)(S)/ 5.030%	—	49,296	49,296
NZD	750	03/17/24	0.528%(S)	3 Month BBR(2)(Q)/ 5.740%	(9)	(11,614)	(11,605)
NZD	43,500	06/14/24	4.000%(S)	3 Month BBR(2)(Q)/ 5.740%	(40,809)	(89,589)	(48,780)
NZD	20,500	03/20/25	4.750%(S)	3 Month BBR(2)(Q)/ 5.740%	(3,504)	(127,948)	(124,444)
NZD	19,300	03/20/25	5.250%(S)	3 Month BBR(2)(Q)/ 5.740%	(2,515)	(66,563)	(64,048)
NZD	5,100	06/15/27	3.750%(S)	3 Month BBR(2)(Q)/ 5.740%	(32,705)	(136,650)	(103,945)
SEK	23,000	06/19/24	0.500%(A)	3 Month STIBOR(2)(Q)/ 4.062%	8,545	(55,605)	(64,150)
SGD	3,350	09/20/28	3.000%(S)	1 Day SORA(2)(S)/ 3.825%	(58,628)	(50,605)	8,023
SGD	6,500	09/20/28	3.250%(S)	1 Day SORA(1)(S)/ 3.825%	(21,261)	44,015	65,276
THB	259,750	09/20/26	2.500%(Q)	1 Day THOR(2)(Q)/ 2.488%	(7,657)	(21,320)	(13,663)
	27,600	06/15/24	1.750%(A)	1 Day SOFR(2)(A)/ 5.310%	(563,667)	(1,010,070)	(446,403)
	14,900	06/30/24	2.965%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(363,387)	(363,387)
	12,100	06/30/24	2.968%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(294,687)	(294,687)
	11,250	08/25/24	1.298%(S)	1 Day SOFR(1)(Q)/ 5.310%	562	487,446	486,884
	13,000	08/31/24	1.249%(S)	1 Day SOFR(1)(Q)/ 5.310%	(10)	565,551	565,561
	66,970	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(51,704)	(51,704)
	7,208	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(36,984)	(36,984)
	9,328	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(18,305)	(18,305)
	21,087	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(50,629)	(50,629)
	34,400	03/31/25	4.159%(A)	1 Day SOFR(1)(A)/ 5.310%	(66,189)	646,502	712,691
A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)/ 5.330%	$—	$108,737	$108,737
71,600	05/13/25	3.150%(A)	1 Day SOFR(1)(A)/ 5.310%	102,035	1,190,281	1,088,246
4,400	05/13/25	3.200%(A)	1 Day SOFR(1)(A)/ 5.310%	(1,073)	71,092	72,165
680	06/21/25	3.750%(A)	1 Day SOFR(2)(A)/ 5.310%	(4,561)	(18,088)	(13,527)
23,500	08/30/25	4.228%(A)	1 Day SOFR(1)(A)/ 5.310%	(7,763)	75,368	83,131
34,535	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.310%	—	148,242	148,242
129,184	12/20/25	4.250%(A)	1 Day SOFR(1)(A)/ 5.310%	370,491	1,352,787	982,296
37,500	12/20/25	4.250%(A)	1 Day SOFR(1)(A)/ 5.310%	130,758	392,692	261,934
4,910	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	908	(6,747)	(7,655)
22,340	11/30/26	2.965%(A)	1 Day SOFR(1)(A)/ 5.310%	(17)	1,419,617	1,419,634
11,200	12/15/26	1.250%(S)	1 Day SOFR(1)(Q)/ 5.310%	(94,315)	1,180,983	1,275,298
56,700	12/15/26	1.250%(S)	1 Day SOFR(1)(Q)/ 5.310%	(551,239)	6,154,702	6,705,941
14,600	11/30/27	3.981%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(269,849)	(269,849)
12,100	11/30/27	3.988%(A)	1 Day SOFR(2)(A)/ 5.310%	(160,987)	(220,600)	(59,613)
6,800	11/30/27	4.193%(A)	1 Day SOFR(2)(A)/ 5.310%	(1,292)	(70,241)	(68,949)
37,200	01/15/28	0.400%(S)	1 Day SOFR(2)(Q)/ 5.310%	(340,288)	(6,587,254)	(6,246,966)
10,200	11/21/28	1.840%(S)	1 Day SOFR(1)(Q)/ 5.310%	—	1,245,670	1,245,670
17,700	12/15/28	1.500%(S)	1 Day SOFR(2)(Q)/ 5.310%	261,611	(2,590,768)	(2,852,379)
27,000	12/20/28	3.750%(A)	1 Day SOFR(1)(A)/ 5.310%	504,425	666,391	161,966
2,400	01/20/29	1.630%(S)	1 Day SOFR(2)(Q)/ 5.310%	—	(357,319)	(357,319)
2,220	06/15/29	1.000%(A)	1 Day SOFR(2)(A)/ 5.310%	(177,019)	(399,037)	(222,018)
4,700	06/30/29	3.454%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(232,418)	(232,418)
4,300	06/30/29	3.898%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(111,907)	(111,907)
200	09/08/29	3.050%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(13,605)	(13,605)
2,000	09/09/29	3.100%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(130,442)	(130,442)
1,000	02/22/30	3.470%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(56,666)	(56,666)
700	03/31/30	3.849%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(19,042)	(19,042)
3,400	03/31/30	3.857%(A)	1 Day SOFR(2)(A)/ 5.310%	2,399	(90,980)	(93,379)
1,700	06/22/30	3.500%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(88,084)	(88,084)
100	12/20/30	3.500%(A)	1 Day SOFR(1)(A)/ 5.310%	(748)	4,461	5,209
7,640	11/15/31	1.695%(A)	1 Day SOFR(2)(A)/ 5.310%	(10,746)	(1,550,859)	(1,540,113)
4,600	11/15/32	3.048%(A)	1 Day SOFR(1)(A)/ 5.310%	(2,355)	466,835	469,190
3,500	11/15/32	3.070%(A)	1 Day SOFR(1)(A)/ 5.310%	—	351,624	351,624
3,430	11/15/32	3.083%(A)	1 Day SOFR(1)(A)/ 5.310%	—	340,963	340,963
4,500	11/15/32	3.086%(A)	1 Day SOFR(1)(A)/ 5.310%	42,104	446,116	404,012
5,900	11/15/32	3.089%(A)	1 Day SOFR(1)(A)/ 5.310%	—	583,494	583,494
3,000	11/15/32	3.106%(A)	1 Day SOFR(1)(A)/ 5.310%	—	292,627	292,627
4,100	11/15/32	3.139%(A)	1 Day SOFR(1)(A)/ 5.310%	—	389,123	389,123
3,300	11/15/32	3.173%(A)	1 Day SOFR(1)(A)/ 5.310%	(1,380)	304,351	305,731
3,400	11/15/32	3.174%(A)	1 Day SOFR(1)(A)/ 5.310%	—	313,207	313,207
1,600	07/10/33	3.650%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(84,758)	(84,758)
1,200	07/12/33	3.750%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(53,719)	(53,719)
1,200	08/23/33	3.760%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(51,025)	(51,025)
1,100	09/13/33	3.950%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(29,039)	(29,039)
1,600	09/27/33	4.165%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(13,704)	(13,704)
1,000	10/03/33	4.170%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(7,895)	(7,895)
25,825	12/20/33	3.500%(A)	1 Day SOFR(2)(A)/ 5.310%	(1,075,723)	(1,517,224)	(441,501)
15,800	02/13/34	3.085%(A)	1 Day SOFR(2)(A)/ 5.310%	(115,158)	(1,413,019)	(1,297,861)
9,500	06/15/52	1.750%(A)	1 Day SOFR(2)(A)/ 5.310%	(2,341,893)	(3,728,821)	(1,386,928)
1,500	09/16/52	2.906%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(285,886)	(285,886)
900	10/05/53	3.203%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(124,653)	(124,653)
2,100	11/21/53	1.888%(S)	1 Day SOFR(2)(Q)/ 5.310%	—	(850,727)	(850,727)
3,550	12/20/53	3.250%(A)	1 Day SOFR(1)(A)/ 5.310%	470,564	446,028	(24,536)
7,000	02/13/54	2.865%(A)	1 Day SOFR(1)(A)/ 5.310%	131,494	1,307,539	1,176,045
				$(2,784,978)	$(7,257,354)	$(4,472,376)

A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	40,040	09/20/28	3.500%(Q)	3 Month KLIBOR(1)(Q)/ 3.570%	$143,444	$138,504	$4,940	GSI
MYR	15,340	09/20/33	3.750%(Q)	3 Month KLIBOR(1)(Q)/ 3.570%	107,104	96,805	10,299	GSI
					$250,548	$235,309	$15,239

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index Total Return(Q)	3 Month U.S. Treasury Bill(Q)/ 5.330%	BOA	03/28/24	13,191	$2,717	$—	$2,717
Bloomberg Commodity Index(T)	–	BNP	02/15/24	3,834	(8,770)	—	(8,770)
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 5.330%	BNP	02/15/24	(2,493)	61,972	—	61,972
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 5.330%	JPM	02/15/24	(939)	21,072	—	21,072
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 5.330%	SGP	02/15/24	319	(7,928)	—	(7,928)
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 5.330%	ML	02/15/24	1,370	(34,049)	—	(34,049)
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 5.330%	GSI	02/15/24	1,547	(33,925)	—	(33,925)
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 5.330%	GSI	02/15/24	2,186	(25,189)	—	(25,189)
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 5.330%	BNP	02/15/24	7,978	(216,262)	—	(216,262)
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 5.330%	BNP	02/15/24	71,623	(1,781,274)	—	(1,781,274)
CBOE SKEW Index(T)	–	GSI	02/15/24	4,429	84,768	—	84,768
Citigroup Civics 3 Total Return Index(T)	3 Month U.S. Treasury Bill(M)/ 5.330%	CITI	02/15/24	17,288	(425,265)	—	(425,265)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +19.5bps(M)/ 5.525%	MSI	10/04/23	7,361	(518,443)	—	(518,443)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +20bps(M)/ 5.530%	MSI	01/24/24	1,220	(375)	—	(375)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +29bps(M)/ 5.620%	MSI	03/06/24	9,554	(2,983)	—	(2,983)
A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Total return swap agreements outstanding at September 30, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +33bps(M)/ 5.660%	JPM	04/03/24	8,129	$(2,556)	$—	$(2,556)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +38.5bps(M)/ 5.715%	CITI	08/21/24	5,290	(1,680)	—	(1,680)
European Refined Margin, fixed price $11.62(T)(3)	–	MSCS	12/31/23	—(r)	1,361	—	1,361
European Refined Margin, fixed price $15.07(T)(3)	–	BNP	12/31/23	(1)	(1,871)	—	(1,871)
European Refined Margin, fixed price $7.94(T)(3)	–	GSI	12/31/23	1	7,778	—	7,778
European Refined Margin, fixed price $8.00(T)(3)	–	MSCS	12/31/23	1	5,149	—	5,149
European Refined Margin, fixed price $8.03(T)(3)	–	JPM	12/31/23	1	7,697	25	7,672
European Refined Margin, fixed price $8.60(T)(3)	–	BNP	12/31/23	1	8,281	(100)	8,381
European Refined Margin, fixed price $9.78(T)(3)	–	JPM	12/31/23	(2)	(8,594)	—	(8,594)
iBoxx USD Investment Grade Index(T)	1 Day SOFR Index(Q)/ 5.310%	BNP	03/20/24	(16,100)	571,749	—	571,749
iBoxx USD Investment Grade Index(T)	1 Day SOFR Index(Q)/ 5.310%	JPM	03/20/24	(8,500)	213,495	—	213,495
iBoxx USD Investment Grade Index(T)	1 Day SOFR Index(Q)/ 5.310%	BNP	03/20/24	(7,300)	156,468	—	156,468
JPMorgan Custom Commodity Index(M)	–	JPM	12/29/23	6,152	—	—	—
JPMorgan Custom Commodity Index(M)	–	JPM	02/15/24	12,902	(424,592)	—	(424,592)
London Gold Market Fixing Ltd. PM, pay strike 4.162%(T)(4)	–	GSI	01/30/24	109	3,077	—	3,077
London Gold Market Fixing Ltd. PM, pay strike 6.325%(T)(4)	–	JPM	04/10/26	6,083	175,270	—	175,270
London Gold Market Fixing Ltd. PM, pay strike 6.970%(T)(4)	–	JPM	08/02/24	138	6,732	—	6,732
Mont Belvieu LDH Propane, fixed price $0.80(T)(3)	–	JPM	12/31/23	(142)	10,536	—	10,536
Mont Belvieu LDH Propane, fixed price $0.95(T)(3)	–	ML	12/31/23	142	(31,900)	—	(31,900)
PIMCO Custom Commodity Basket Index(T)	–	CIBC	02/15/24	31,563	(812,751)	—	(812,751)
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 4.880%	GSI	03/20/24	(10,515)	468,666	—	468,666
U.S. Treasury Bond(T)	1 Day USOIS +19bps(T)/ 5.520%	GSI	02/01/24	10,060	(996,104)	—	(996,104)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.560%(T)	MSCS	10/10/23	5,000	(69,156)	—	(69,156)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.560%(T)	MSCS	10/10/23	10,000	(344,676)	—	(344,676)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.560%(T)	MSCS	10/10/23	15,000	(460,408)	—	(460,408)
A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Total return swap agreements outstanding at September 30, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.560%(T)	MSCS	10/10/23	15,000	$(259,985)	$—	$(259,985)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.490%(T)	MSCS	10/17/23	5,000	(9,753)	—	(9,753)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.490%(T)	MSCS	10/17/23	5,000	(19,254)	—	(19,254)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.490%(T)	MSCS	10/17/23	8,000	(15,605)	—	(15,605)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.490%(T)	MSCS	10/17/23	15,000	(109,915)	—	(109,915)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	5.490%(T)	MSCS	10/17/23	25,000	(499,391)	—	(499,391)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +15bps(T)/ 5.460%	MSCS	02/23/24	5,000	(90,488)	—	(90,488)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +15bps(T)/ 5.460%	MSCS	02/23/24	5,000	(248,014)	—	(248,014)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +15bps(T)/ 5.460%	MSCS	02/23/24	5,000	(71,871)	—	(71,871)
					$(5,726,239)	$(75)	$(5,726,164)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(3)	Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.
(4)	Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.

Reverse repurchase agreements outstanding at September 30, 2023:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at September 30, 2023
BARC	5.000%	09/20/23	$197,541	09/20/25	$197,541
HSBC	3.300%	06/29/23	629,608	06/29/25	611,336
ML	2.500%	09/25/23	6,729,998	09/25/25	6,726,817
			$7,557,147		$7,535,694
The aggregate value of the Reverse Repurchase Agreements is $7,535,694. Sovereign Bonds and a Foreign Treasury Obligation with a combined market value of $10,674,922 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding as of September 30, 2023.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A54